The Bond Fund of America®
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 94.71% U.S. Treasury bonds & notes 40.71% U.S. Treasury 37.18%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2020	$2,250	$2,253
U.S. Treasury 2.50% 2020	156,000	157,359
U.S. Treasury 2.75% 2020	182,000	183,674
U.S. Treasury 1.125% 2021	500	495
U.S. Treasury 1.125% 2021	—[1]	—[1]
U.S. Treasury 1.625% 2021	232,662	232,413
U.S. Treasury 1.75% 2021	25,177	25,237
U.S. Treasury 2.00% 2021	3,000	3,019
U.S. Treasury 2.00% 2021	1,000	1,007
U.S. Treasury 2.125% 2021	250,000	251,713
U.S. Treasury 2.125% 2021	93,000	94,030
U.S. Treasury 2.50% 2021[2]	1,280,010	1,293,335
U.S. Treasury 2.50% 2021	62,500	63,088
U.S. Treasury 1.50% 2022	312,000	311,329
U.S. Treasury 1.625% 2022	91,000	91,103
U.S. Treasury 1.75% 2022	68,200	68,482
U.S. Treasury 1.75% 2022	60,000	60,201
U.S. Treasury 1.875% 2022	386,200	389,699
U.S. Treasury 1.875% 2022	311,500	313,662
U.S. Treasury 1.875% 2022	70,000	70,491
U.S. Treasury 1.875% 2022	50,000	50,389
U.S. Treasury 2.00% 2022	399,550	404,560
U.S. Treasury 2.00% 2022	220,460	223,286
U.S. Treasury 2.125% 2022	460,830	468,844
U.S. Treasury 2.125% 2022	85,340	86,593
U.S. Treasury 1.25% 2023	34,400	33,990
U.S. Treasury 1.375% 2023	100,000	99,299
U.S. Treasury 1.375% 2023	13,000	12,908
U.S. Treasury 1.50% 2023[2]	417,860	416,853
U.S. Treasury 1.50% 2023	44,500	44,405
U.S. Treasury 1.625% 2023	163,015	163,375
U.S. Treasury 1.625% 2023	15,000	15,026
U.S. Treasury 1.75% 2023	47,600	47,891
U.S. Treasury 2.125% 2023	81,263	83,074
U.S. Treasury 2.50% 2023	209,735	217,055
U.S. Treasury 2.50% 2023	57,100	58,908
U.S. Treasury 2.625% 2023	438,800	454,009
U.S. Treasury 2.625% 2023	237,000	247,272
U.S. Treasury 2.625% 2023	15,000	15,575
U.S. Treasury 2.75% 2023	270,000	281,270
U.S. Treasury 2.75% 2023	22,000	22,897
U.S. Treasury 2.75% 2023	1,367	1,426
U.S. Treasury 2.875% 2023	416,200	437,597
U.S. Treasury 2.875% 2023	242,729	254,979
U.S. Treasury 2.875% 2023	129,400	136,204
U.S. Treasury 1.25% 2024	256,000	252,475
The Bond Fund of America — Page 1 of 51

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2024	$73,000	$72,834
U.S. Treasury 1.75% 2024	510,413	515,043
U.S. Treasury 1.75% 2024	147,483	148,768
U.S. Treasury 2.00% 2024	763,650	779,213
U.S. Treasury 2.00% 2024	183,000	186,515
U.S. Treasury 2.00% 2024	180,000	183,555
U.S. Treasury 2.125% 2024	678,850	696,901
U.S. Treasury 2.125% 2024	115,265	118,077
U.S. Treasury 2.125% 2024	18,000	18,489
U.S. Treasury 2.25% 2024	172,750	178,463
U.S. Treasury 2.25% 2024	85,704	88,314
U.S. Treasury 2.25% 2024	55,825	57,416
U.S. Treasury 2.25% 2024	33,000	34,117
U.S. Treasury 2.375% 2024	230,233	238,259
U.S. Treasury 2.50% 2024	84,000	87,489
U.S. Treasury 2.50% 2024	5,000	5,195
U.S. Treasury 2.75% 2024	50,000	52,497
U.S. Treasury 2.00% 2025	97,000	99,064
U.S. Treasury 2.125% 2025	61,750	63,510
U.S. Treasury 2.25% 2025	35,000	36,305
U.S. Treasury 2.50% 2025	14,000	14,653
U.S. Treasury 2.625% 2025	192,822	204,410
U.S. Treasury 2.625% 2025	146,324	154,252
U.S. Treasury 2.75% 2025[2]	992,493	1,052,152
U.S. Treasury 2.75% 2025	31,813	33,816
U.S. Treasury 2.875% 2025	287,175	307,010
U.S. Treasury 1.375% 2026	55,000	54,121
U.S. Treasury 1.875% 2026	445,769	453,169
U.S. Treasury 1.875% 2026	288,910	293,758
U.S. Treasury 2.00% 2026	15,600	15,999
U.S. Treasury 2.125% 2026	163,000	168,203
U.S. Treasury 2.25% 2026	69,385	72,100
U.S. Treasury 2.50% 2026	24,000	25,290
U.S. Treasury 2.625% 2026	142,585	151,245
U.S. Treasury 2.25% 2027	232,486	243,187
U.S. Treasury 2.25% 2027	68,000	71,102
U.S. Treasury 2.25% 2027	13,000	13,564
U.S. Treasury 2.375% 2027	30,000	31,620
U.S. Treasury 2.75% 2028	25,451	27,644
U.S. Treasury 2.875% 2028	61,335	67,345
U.S. Treasury 2.875% 2028	3,760	4,135
U.S. Treasury 3.125% 2028	720	808
U.S. Treasury 1.625% 2029	613,673	611,083
U.S. Treasury 2.375% 2029	52,349	55,613
U.S. Treasury 2.625% 2029	49,500	53,593
U.S. Treasury 2.875% 2043[2]	3,750	4,304
U.S. Treasury 3.00% 2045[2]	14,850	17,534
U.S. Treasury 2.50% 2046[2]	174,762	188,318
U.S. Treasury 2.875% 2046[2]	19,354	22,416
U.S. Treasury 2.75% 2047[2]	39,500	44,745
U.S. Treasury 3.00% 2047[2]	86,916	103,076
U.S. Treasury 3.00% 2047	13,950	16,550
U.S. Treasury 3.00% 2048[2]	179,901	213,751
U.S. Treasury 3.125% 2048[2]	21,587	26,256
The Bond Fund of America — Page 2 of 51

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 2048[2]	$19,648	$25,053
U.S. Treasury 2.25% 2049[2]	94,100	96,879
U.S. Treasury 2.875% 2049[2]	934,297	1,090,549
U.S. Treasury 3.00% 2049[2]	13,709	16,357
		17,848,434
U.S. Treasury inflation-protected securities 3.53%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	230,020	232,113
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	289,507	293,391
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,588	24,692
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	8,422	8,651
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	28,108	28,594
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	21,667	21,940
U.S. Treasury Inflation-Protected Security 0.75% 2028[3]	44,971	47,299
U.S. Treasury Inflation-Protected Security 1.75% 2028[3]	5,143	5,789
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	479,636	484,593
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	14,433	19,417
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	194,437	206,092
U.S. Treasury Inflation-Protected Security 0.875% 2047[2,3]	15,942	17,356
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,3]	269,827	305,801
		1,695,728
Total U.S. Treasury bonds & notes		19,544,162
Corporate bonds & notes 29.16% Financials 7.38%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,390
ACE INA Holdings Inc. 2.875% 2022	1,585	1,625
ACE INA Holdings Inc. 3.35% 2026	1,885	2,015
ACE INA Holdings Inc. 4.35% 2045	1,465	1,802
Allstate Corp. 3.85% 2049	9,000	10,015
Ally Financial Inc. 3.875% 2024	4,000	4,149
Ally Financial Inc. 5.125% 2024	2,500	2,731
Ally Financial Inc. 8.00% 2031	34,870	48,382
Ally Financial Inc. 8.00% 2031	18,050	24,954
American Express Co. 3.00% 2024	20,000	20,670
American International Group, Inc. 3.90% 2026	2,625	2,798
American International Group, Inc. 4.80% 2045	1,150	1,340
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,268
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	5,833
AXA Equitable Holdings, Inc. 4.35% 2028	4,000	4,264
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	15,053
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[4,5]	1,850	1,875
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[5]	21,000	21,126
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[5]	34,031	34,521
Bank of America Corp. 2.881% 2023 (3-month USD-LIBOR + 1.021% on 4/24/2022)[5]	5,325	5,408
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[5]	3,044	3,110
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[5]	9,547	9,742
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	48,500	50,464
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[5]	41,584	43,412
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	7,138	7,454
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[5]	37,440	38,684
The Bond Fund of America — Page 3 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of Montreal 4.338% 2028 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 1.28% on 10/5/2023)[5]	$12,302	$12,989
Bank of Nova Scotia 2.50% 2021	17,500	17,607
Bank of Nova Scotia 2.70% 2026	19,000	19,292
Barclays Bank PLC 3.65% 2025	2,000	2,052
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[5]	13,000	14,279
Barclays Bank PLC 4.95% 2047	18,750	20,710
BBVA Bancomer SA 6.50% 2021[4]	241	252
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	25,220
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,562
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,335
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,830
BNP Paribas 3.50% 2023[4]	52,475	54,201
BNP Paribas 3.80% 2024[4]	39,000	40,992
BNP Paribas 3.375% 2025[4]	25,675	26,571
Capital One Financial Corp. 3.45% 2021	1,775	1,808
Capital One Financial Corp. 2.15% 2022	16,025	16,018
Capital One Financial Corp. 3.30% 2024	2,825	2,926
Capital One Financial Corp. 3.90% 2024	7,125	7,533
Capital One Financial Corp. 4.25% 2025	32,500	35,201
CIT Bank, N.A. 2.969% 2025 (USD-SOFR + 1.715% on 9/27/2024)[5]	8,665	8,692
Citigroup Inc. 2.35% 2021	16,500	16,580
Citigroup Inc. 2.70% 2021	13,500	13,635
Citigroup Inc. 2.90% 2021	24,625	25,004
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	26,725	27,102
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	12,000	12,681
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[5]	18,000	18,680
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[5]	22,605	24,663
Citigroup Inc. 4.65% 2048	1,375	1,685
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,344
Cooperatieve Rabobank UA 2.625% 2024[4]	10,900	11,043
Crédit Agricole SA 3.375% 2022[4]	10,250	10,483
Crédit Agricole SA 3.75% 2023[4]	28,640	29,955
Crédit Agricole SA 4.375% 2025[4]	11,130	11,840
Credit Suisse Group AG 3.45% 2021	11,250	11,438
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	32,850	33,178
Credit Suisse Group AG 3.80% 2023	29,264	30,578
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]	15,200	15,067
Credit Suisse Group AG 3.75% 2025	7,600	7,992
Credit Suisse Group AG 4.55% 2026	11,000	12,122
Credit Suisse Group AG 4.282% 2028[4]	4,286	4,612
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	13,185	13,899
Danske Bank AS 2.00% 2021[4]	20,260	20,127
Danske Bank AS 2.70% 2022[4]	13,475	13,538
Danske Bank AS 3.875% 2023[4]	31,840	33,035
Deutsche Bank AG 2.70% 2020	13,000	12,975
Deutsche Bank AG 3.15% 2021	32,737	32,672
Deutsche Bank AG 3.375% 2021	2,100	2,095
Deutsche Bank AG 4.25% 2021	36,725	37,094
Deutsche Bank AG 4.25% 2021	850	863
Deutsche Bank AG 3.30% 2022	4,055	4,034
Deutsche Bank AG 5.00% 2022	4,675	4,843
Deutsche Bank AG 3.95% 2023	14,125	14,338
Deutsche Bank AG 3.70% 2024	10,125	10,149
The Bond Fund of America — Page 4 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 3.70% 2024	$2,300	$2,305
Deutsche Bank AG 4.10% 2026	13,950	13,999
Discover Financial Services 3.35% 2023	28,175	29,063
Discover Financial Services 2.45% 2024	9,000	8,982
DNB Bank ASA 2.375% 2021[4]	22,700	22,779
Ford Motor Credit Co. 3.35% 2022	9,000	9,016
Ford Motor Credit Co. 3.81% 2024	5,242	5,228
Ford Motor Credit Co. 5.584% 2024	9,196	9,787
Ford Motor Credit Co. 4.542% 2026	33,000	33,032
FS Energy and Power Fund 7.50% 2023[4]	7,755	7,852
Goldman Sachs Group, Inc. 5.25% 2021	7,215	7,605
Goldman Sachs Group, Inc. 5.75% 2022	4,000	4,311
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	41,000	41,599
Goldman Sachs Group, Inc. 3.328% 2026[6]	5,975	6,010
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	23,580	25,019
Groupe BPCE SA 2.75% 2023[4]	8,600	8,748
Groupe BPCE SA 5.70% 2023[4]	30,476	33,623
Groupe BPCE SA 5.15% 2024[4]	25,098	27,503
Groupe BPCE SA 4.50% 2025[4]	7,795	8,288
Guardian Life Global Funding 2.90% 2024[4]	1,420	1,470
Hartford Financial Services Group, Inc. 2.80% 2029	12,850	12,836
Hartford Financial Services Group, Inc. 3.60% 2049	3,250	3,286
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,625
HSBC Holdings PLC 3.803% 2025 (3-month USD-LIBOR + 1.211% on 3/11/2024)[5]	5,000	5,212
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	37,900	40,508
HSBK (Europe) BV 7.25% 2021[4]	3,710	3,907
Huntington Bancshares Inc. 2.625% 2024	8,000	8,087
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	17,098
Intesa Sanpaolo SpA 3.375% 2023[4]	39,966	40,326
Intesa Sanpaolo SpA 5.017% 2024[4]	134,885	138,972
Intesa Sanpaolo SpA 5.71% 2026[4]	15,375	16,331
Intesa Sanpaolo SpA 3.875% 2027[4]	7,375	7,378
Intesa Sanpaolo SpA 3.875% 2028[4]	5,997	5,974
Jefferies Financial Group Inc. 5.50% 2023	4,695	5,105
JPMorgan Chase & Co. 2.40% 2021	17,500	17,605
JPMorgan Chase & Co. 2.55% 2021	26,400	26,578
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[5]	11,598	11,770
JPMorgan Chase & Co. 3.207% 2023 (3-month USD-LIBOR + 0.695% on 4/1/2022)[5]	425	435
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	25,334	26,440
JPMorgan Chase & Co. 3.625% 2024	1,075	1,140
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[5]	23,723	25,051
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	5,000	5,337
JPMorgan Chase & Co. 2.301% 2025 (1-month USD-SOFR + 1.16% on 10/15/2024)[5]	74,210	74,027
JPMorgan Chase & Co. 2.739% 2030 (1-month USD-SOFR + 1.51% on 10/15/2029)[5]	49,607	49,369
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)[5]	27,876	29,927
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	16,500	16,541
Lloyds Banking Group PLC 4.05% 2023	16,500	17,351
Lloyds Banking Group PLC 3.90% 2024	15,000	15,708
Lloyds Banking Group PLC 4.582% 2025	5,143	5,406
Lloyds Banking Group PLC 4.375% 2028	2,560	2,783
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,262
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,786
Marsh & McLennan Companies, Inc. 4.75% 2039	750	907
Marsh & McLennan Companies, Inc. 4.90% 2049	1,200	1,506
The Bond Fund of America — Page 5 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	$100	$132
Metlife, Inc. 3.60% 2025	100	108
MetLife, Inc. 4.60% 2046	800	969
Metropolitan Life Global Funding I 2.50% 2020[4]	7,500	7,543
Metropolitan Life Global Funding I 2.40% 2021[4]	19,975	20,075
Metropolitan Life Global Funding I 3.45% 2021[4]	1,500	1,542
Metropolitan Life Global Funding I 2.40% 2022[4]	5,965	6,018
Metropolitan Life Global Funding I 3.375% 2022[4]	3,000	3,087
Metropolitan Life Global Funding I 3.60% 2024[4]	3,000	3,174
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,490
Metropolitan Life Global Funding I 3.00% 2027[4]	2,500	2,602
Metropolitan Life Global Funding I 3.05% 2029[4]	4,000	4,193
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,485
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	9,000	9,076
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,159
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,000
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	49,000	49,881
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,690
Mizuho Financial Group, Ltd. 2.55% 2025 (3-Month USD-LIBOR + 1.10% on 9/13/2024)[5]	13,000	12,975
Morgan Stanley 2.50% 2021	14,300	14,396
Morgan Stanley 2.625% 2021	9,231	9,318
Morgan Stanley 5.75% 2021	15,125	15,821
Morgan Stanley 2.75% 2022	13,054	13,246
Morgan Stanley 3.125% 2023	21,425	21,992
Morgan Stanley 3.70% 2024	1,500	1,590
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	57,500	60,079
Morgan Stanley 2.72% 2025 (1-month USD-SOFR + 1.152% on 7/22/2024)[5]	58,300	59,012
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[5]	31,487	35,408
National Australia Bank Ltd. 2.50% 2022	15,500	15,697
National Australia Bank Ltd. 2.875% 2023	13,200	13,523
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,747	3,039
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	5,137
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	33,400	35,099
Nationwide Building Society 4.125% 2032 (5-year USD ICE Swap + 1.849% on 10/18/2027)[4,5]	3,000	2,992
New York Life Global Funding 1.50% 2019[4]	835	835
New York Life Global Funding 1.95% 2020[4]	3,625	3,625
New York Life Global Funding 1.95% 2020[4]	2,190	2,190
New York Life Global Funding 1.70% 2021[4]	30,500	30,291
New York Life Global Funding 2.00% 2021[4]	700	700
New York Life Global Funding 2.25% 2022[4]	10,195	10,282
New York Life Global Funding 2.875% 2024[4]	2,500	2,578
New York Life Global Funding 3.00% 2028[4]	2,500	2,614
Nuveen, LLC 4.00% 2028[4]	1,515	1,694
PNC Bank 3.50% 2023	17,840	18,762
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,370
PRICOA Global Funding I 2.45% 2022[4]	3,090	3,118
PRICOA Global Funding I 3.45% 2023[4]	11,525	12,089
Principal Financial Group, Inc. 4.111% 2028[4]	3,500	3,771
Principal Financial Group, Inc. 3.70% 2029	1,765	1,904
Progressive Corp. 4.00% 2029	3,000	3,368
Prudential Financial, Inc. 3.905% 2047	850	915
Prudential Financial, Inc. 4.418% 2048	1,000	1,146
Prudential Financial, Inc. 4.35% 2050	5,000	5,743
Prudential Financial, Inc. 3.70% 2051	23,075	23,916
The Bond Fund of America — Page 6 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[5]	$1,950	$2,100
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	3,885
Rabobank Nederland 2.50% 2021	8,500	8,551
Rabobank Nederland 4.375% 2025	5,945	6,422
Royal Bank of Canada 2.80% 2022	23,825	24,278
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[5]	14,130	14,869
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[5]	21,350	22,886
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	6,150	6,889
Santander Holdings USA, Inc. 3.70% 2022	15,000	15,382
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,408
Santander Holdings USA, Inc. 3.50% 2024	13,325	13,680
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,445
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,390
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,695
Svenska Handelsbanken AB 1.875% 2021	8,920	8,885
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[4,5]	11,800	13,064
Synchrony Bank 3.65% 2021	13,225	13,482
Synchrony Financial 2.85% 2022	8,750	8,831
Synchrony Financial 4.375% 2024	5,825	6,186
TD Ameritrade Holding Corp. 2.75% 2029	7,450	7,504
Toronto-Dominion Bank 2.65% 2024	41,125	41,972
Travelers Companies, Inc. 4.00% 2047	2,250	2,582
Travelers Companies, Inc. 4.05% 2048	2,500	2,883
Travelers Companies, Inc. 4.10% 2049	1,500	1,755
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,5]	30,600	30,856
UniCredit SpA 3.75% 2022[4]	14,975	15,319
UniCredit SpA 6.572% 2022[4]	22,250	23,876
UniCredit SpA 4.625% 2027[4]	27,550	29,296
UniCredit SpA 5.861% 2032[4,5]	53,810	55,523
UniCredit SpA 7.296% 2034 (5-year USD ICE Swap + 4.914% on 4/2/2029)[4,5]	35,184	39,766
Unum Group 5.625% 2020	345	356
US Bancorp 2.85% 2023	21,000	21,505
US Bancorp 3.40% 2023	13,125	13,765
US Bancorp 2.40% 2024	59,000	59,762
VEB Finance Ltd. 6.902% 2020[4]	4,600	4,740
VEB Finance Ltd. 6.80% 2025[4]	500	580
Wells Fargo & Co. 2.10% 2021	41,300	41,300
Wells Fargo & Co. 2.50% 2021	13,500	13,566
Wells Fargo & Co. 2.625% 2022	16,000	16,184
Wells Fargo & Co. 3.55% 2023	5,000	5,257
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[5]	24,675	25,518
Willis North America Inc. 3.875% 2049	3,100	3,038
		3,542,982
Health care 4.56%
Abbott Laboratories 2.90% 2021	92,166	93,860
Abbott Laboratories 3.40% 2023	6,785	7,137
Abbott Laboratories 3.75% 2026	1,023	1,116
Abbott Laboratories 4.75% 2036	200	246
Abbott Laboratories 4.90% 2046	1,465	1,893
AbbVie Inc. 2.50% 2020	12,435	12,465
AbbVie Inc. 2.30% 2021	14,335	14,366
AbbVie Inc. 3.20% 2022	3,040	3,120
The Bond Fund of America — Page 7 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 2.85% 2023	$8,367	$8,518
AbbVie Inc. 3.75% 2023	5,333	5,610
AbbVie Inc. 4.45% 2046	18,213	18,910
AbbVie Inc. 4.875% 2048	15,000	16,585
Allergan PLC 3.00% 2020	20,010	20,069
Allergan PLC 3.45% 2022	43,067	44,154
Allergan PLC 3.80% 2025	3,803	3,985
Allergan PLC 4.75% 2045	5,024	5,335
Allergan, Inc. 5.00% 2021[4]	12,457	13,091
Amgen Inc. 1.85% 2021	7,340	7,315
Anthem, Inc. 2.95% 2022	22,000	22,434
Anthem, Inc. 2.375% 2025	19,470	19,378
Anthem, Inc. 4.101% 2028	7,000	7,568
Anthem, Inc. 2.875% 2029	5,685	5,634
AstraZeneca PLC 2.375% 2022	14,650	14,763
AstraZeneca PLC 3.50% 2023	15,207	15,902
AstraZeneca PLC 3.375% 2025	21,116	22,235
AstraZeneca PLC 4.00% 2029	10,009	11,159
Baxalta Inc. 4.00% 2025	622	671
Bayer US Finance II LLC 3.875% 2023[4]	47,500	49,655
Bayer US Finance II LLC 4.25% 2025[4]	49,849	53,261
Bayer US Finance II LLC 4.375% 2028[4]	37,101	40,104
Bayer US Finance II LLC 4.875% 2048[4]	2,026	2,243
Becton, Dickinson and Co. 2.675% 2019	1,345	1,345
Becton, Dickinson and Co. 2.404% 2020	19,675	19,698
Becton, Dickinson and Co. 2.894% 2022	35,760	36,318
Becton, Dickinson and Co. 3.363% 2024	35,795	37,363
Becton, Dickinson and Co. 3.734% 2024	5,000	5,295
Becton, Dickinson and Co. 3.70% 2027	5,356	5,679
Boston Scientific Corp. 3.375% 2022	5,000	5,144
Boston Scientific Corp. 3.45% 2024	1,985	2,072
Boston Scientific Corp. 3.75% 2026	11,325	12,118
Boston Scientific Corp. 4.00% 2029	2,600	2,877
Boston Scientific Corp. 4.55% 2039	3,755	4,441
Boston Scientific Corp. 4.70% 2049	1,025	1,257
Bristol-Myers Squibb Co. 2.60% 2022[4]	4,583	4,654
Bristol-Myers Squibb Co. 2.90% 2024[4]	18,589	19,194
Bristol-Myers Squibb Co. 3.20% 2026[4]	14,504	15,219
Bristol-Myers Squibb Co. 3.40% 2029[4]	40,998	43,873
Bristol-Myers Squibb Co. 4.125% 2039[4]	6,190	7,032
Bristol-Myers Squibb Co. 4.25% 2049[4]	24,264	28,297
Centene Corp. 5.375% 2026[4]	10,415	10,936
Cigna Corp. 3.40% 2021	14,980	15,327
Cigna Corp. 3.75% 2023	25,726	26,927
Cigna Corp. 4.125% 2025	7,300	7,871
Cigna Corp. 4.375% 2028	34,026	37,370
Cigna Corp. 4.80% 2038	2,020	2,277
Cigna Corp. 4.90% 2048	18,470	21,213
Concordia International Corp. 8.00% 2024	1,308	1,279
CVS Health Corp. 3.35% 2021	2,571	2,614
CVS Health Corp. 2.625% 2024	6,480	6,510
CVS Health Corp. 4.10% 2025	44,875	47,948
CVS Health Corp. 3.00% 2026	5,455	5,489
CVS Health Corp. 4.30% 2028	23,900	25,872
The Bond Fund of America — Page 8 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 3.25% 2029	$2,786	$2,807
CVS Health Corp. 5.05% 2048	17,545	19,984
Eagle Holding Co. II LLC 7.75% 2022[4,7]	2,630	2,656
Eli Lilly and Co. 2.35% 2022	3,816	3,865
Eli Lilly and Co. 3.375% 2029	6,266	6,791
EMD Finance LLC 2.40% 2020[4]	17,985	17,985
EMD Finance LLC 2.95% 2022[4]	9,600	9,718
EMD Finance LLC 3.25% 2025[4]	36,850	37,727
Endo International PLC 5.875% 2024[4]	625	556
GlaxoSmithKline PLC 2.875% 2022	4,421	4,518
GlaxoSmithKline PLC 3.375% 2023	41,545	43,408
GlaxoSmithKline PLC 3.00% 2024	14,515	15,038
GlaxoSmithKline PLC 3.625% 2025	14,585	15,700
HCA Inc. 4.125% 2029	2,825	2,964
HCA Inc. 5.875% 2029	7,130	7,986
HCA Inc. 5.25% 2049	8,300	9,149
Humana Inc. 2.50% 2020	15,000	15,031
Kinetic Concepts, Inc. 12.50% 2021[4]	5,955	6,342
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,462
Medtronic, Inc. 3.50% 2025	890	956
Merck & Co., Inc. 2.80% 2023	5,773	5,948
Merck & Co., Inc. 2.90% 2024	5,655	5,880
Merck & Co., Inc. 2.75% 2025	9,550	9,894
Merck & Co., Inc. 3.40% 2029	1,672	1,814
Molina Healthcare, Inc. 4.875% 2025[4]	10,115	10,204
Mylan Laboratories Inc. 3.15% 2021	14,800	14,993
Pfizer Inc. 2.80% 2022	3,707	3,779
Pfizer Inc. 3.20% 2023	37,100	38,892
Pfizer Inc. 2.95% 2024	2,297	2,389
Pfizer Inc. 3.60% 2028	3,772	4,127
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.59% 2023 (100% PIK)[6,7,8,9,10]	9,719	9,816
Shire PLC 2.40% 2021	51,117	51,369
Shire PLC 2.875% 2023	36,035	36,782
Shire PLC 3.20% 2026	43,426	44,852
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[4]	28,600	30,823
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[4]	80,144	93,924
Team Health Holdings, Inc. 6.375% 2025[4]	5,240	3,647
Teva Pharmaceutical Finance Co. BV 2.20% 2021	15,000	13,763
Teva Pharmaceutical Finance Co. BV 2.80% 2023	235,098	190,723
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	79,911
Teva Pharmaceutical Finance Co. BV 3.15% 2026	85,825	60,292
Teva Pharmaceutical Finance Co. BV 6.75% 2028	69,609	57,340
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	70,047
UnitedHealth Group Inc. 3.35% 2022	200	207
UnitedHealth Group Inc. 2.375% 2024	11,540	11,622
UnitedHealth Group Inc. 3.50% 2024	21,200	22,324
UnitedHealth Group Inc. 3.70% 2025	15,430	16,600
UnitedHealth Group Inc. 3.75% 2025	5,880	6,332
UnitedHealth Group Inc. 2.875% 2029	16,410	16,761
UnitedHealth Group Inc. 4.45% 2048	2,000	2,375
UnitedHealth Group Inc. 3.70% 2049	6,795	7,223
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	9,160	10,431
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	3,045	3,425
The Bond Fund of America — Page 9 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellCare Health Plans, Inc. 5.375% 2026[4]	$3,175	$3,397
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,557
		2,187,397
Energy 3.62%
Apache Corp. 4.25% 2030	29,705	30,200
Apache Corp. 5.35% 2049	33,485	34,767
Baker Hughes, a GE Co. 3.337% 2027	12,125	12,450
Baker Hughes, a GE Co. 4.08% 2047	4,040	4,079
BP Capital Markets PLC 3.79% 2024	36,180	38,521
BP Capital Markets PLC 3.41% 2026	17,500	18,516
BP Capital Markets PLC 4.234% 2028	18,430	20,869
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,634
Canadian Natural Resources Ltd. 2.95% 2023	14,820	15,100
Canadian Natural Resources Ltd. 3.80% 2024	10,500	11,017
Canadian Natural Resources Ltd. 3.85% 2027	46,120	48,694
Canadian Natural Resources Ltd. 4.95% 2047	2,154	2,550
Cenovus Energy Inc. 3.80% 2023	3,940	4,066
Cenovus Energy Inc. 4.25% 2027	16,800	17,532
Cenovus Energy Inc. 5.25% 2037	2,189	2,389
Cenovus Energy Inc. 5.40% 2047	58,276	65,751
Cheniere Energy Partners, LP 4.50% 2029[4]	3,968	4,075
Chevron Corp. 2.10% 2021	10,000	10,041
Chevron Corp. 2.498% 2022	9,675	9,823
Chevron Corp. 2.954% 2026	21,670	22,683
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,345
Concho Resources Inc. 4.30% 2028	24,070	25,986
Concho Resources Inc. 4.85% 2048	5,402	6,203
DCP Midstream Operating LP 4.95% 2022	1,495	1,547
Diamond Offshore Drilling, Inc. 4.875% 2043	13,470	6,297
Enbridge Energy Partners, LP 4.375% 2020	8,875	9,062
Enbridge Energy Partners, LP 5.20% 2020	2,100	2,127
Enbridge Energy Partners, LP 4.20% 2021	800	824
Enbridge Energy Partners, LP 5.875% 2025	31,435	36,645
Enbridge Energy Partners, LP 7.375% 2045	41,189	61,089
Enbridge Inc. 4.00% 2023	30,600	32,454
Enbridge Inc. 3.50% 2024	4,582	4,789
Enbridge Inc. 3.70% 2027	5,373	5,683
Energy Transfer Operating, LP 5.875% 2024	1,375	1,530
Energy Transfer Operating, LP 5.50% 2027	10,000	11,312
Energy Transfer Partners, LP 4.15% 2020	3,000	3,045
Energy Transfer Partners, LP 4.20% 2023	5,725	6,027
Energy Transfer Partners, LP 4.50% 2024	2,975	3,172
Energy Transfer Partners, LP 4.95% 2028	7,500	8,251
Energy Transfer Partners, LP 6.125% 2045	19,678	23,107
Energy Transfer Partners, LP 5.30% 2047	32,111	34,599
Energy Transfer Partners, LP 5.40% 2047	37,806	41,309
Energy Transfer Partners, LP 6.00% 2048	17,891	21,181
Energy Transfer Partners, LP 6.25% 2049	20,998	25,531
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	22,000	20,823
EQT Corp. 2.50% 2020	14,660	14,639
EQT Corp. 3.00% 2022	9,135	8,788
EQT Corp. 3.90% 2027	11,000	9,546
Equinor ASA 3.625% 2028	15,625	17,315
The Bond Fund of America — Page 10 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 1.902% 2022	$6,460	$6,495
Exxon Mobil Corp. 2.019% 2024	47,400	47,773
Exxon Mobil Corp. 2.44% 2029	25,497	25,764
Exxon Mobil Corp. 2.995% 2039	1,230	1,237
Exxon Mobil Corp. 3.095% 2049	980	989
Gazprom OJSC 6.51% 2022[4]	8,350	9,094
Kinder Morgan, Inc. 3.15% 2023	1,280	1,313
Kinder Morgan, Inc. 4.30% 2028	10,000	10,877
Kinder Morgan, Inc. 5.05% 2046	7,500	8,344
Kinder Morgan, Inc. 5.20% 2048	5,000	5,770
Marathon Oil Corp. 3.85% 2025	5,000	5,204
Marathon Oil Corp. 4.40% 2027	5,755	6,146
MPLX LP 3.50% 2022[4]	8,500	8,748
MV24 Capital BV 6.748% 2034[4]	7,005	7,244
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	6,445	6,654
Noble Energy, Inc. 3.25% 2029	14,716	14,599
Noble Energy, Inc. 4.95% 2047	20,175	22,067
Noble Energy, Inc. 4.20% 2049	9,250	9,117
Occidental Petroleum Corp. 2.60% 2021	3,968	3,995
Occidental Petroleum Corp. 4.85% 2021	14,623	15,124
Occidental Petroleum Corp. 2.70% 2022	6,000	6,055
Occidental Petroleum Corp. 2.90% 2024	50,308	50,746
Occidental Petroleum Corp. 3.20% 2026	10,741	10,830
Occidental Petroleum Corp. 5.55% 2026	400	453
Occidental Petroleum Corp. 3.50% 2029	36,535	37,126
Occidental Petroleum Corp. 4.40% 2049	12,500	12,873
Odebrecht Drilling Norbe 6.72% 2022[4]	1,760	1,729
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[4,7]	7,499	2,000
Odebrecht Drilling Norbe 0% 2049[4]	1,072	13
Petrobras Global Finance Co. 7.375% 2027	4,380	5,299
Petrobras Global Finance Co. 5.093% 2030[4]	5,691	5,944
Petrobras Global Finance Co. 7.25% 2044	1,375	1,649
Petróleos Mexicanos 4.50% 2026	12,700	12,300
Petróleos Mexicanos 6.875% 2026	101,766	109,653
Petróleos Mexicanos 6.49% 2027[4]	3,835	4,002
Petróleos Mexicanos 6.50% 2027	53,197	55,511
Petróleos Mexicanos 5.35% 2028	5,802	5,559
Petróleos Mexicanos 6.50% 2029	15,730	16,024
Petróleos Mexicanos 6.84% 2030[4]	29,704	30,772
Petróleos Mexicanos 7.69% 2050[4]	12,881	13,465
QEP Resources, Inc. 5.625% 2026	1,625	1,406
QGOG Constellation SA 9.50% 2024[4,7,11]	2,793	1,215
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	925	956
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	5,066
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	15,222
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,611
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	23,631
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	38,718
Saudi Arabian Oil Co. 2.875% 2024[4]	9,623	9,738
Saudi Arabian Oil Co. 3.50% 2029[4]	26,310	27,483
Saudi Arabian Oil Co. 4.375% 2049[4]	1,325	1,451
Schlumberger BV 4.00% 2025[4]	1,067	1,139
Shell International Finance BV 3.50% 2023	22,808	24,187
Shell International Finance BV 3.875% 2028	8,780	9,868
The Bond Fund of America — Page 11 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 3.75% 2046	$4,110	$4,597
Shell International Finance BV 4.00% 2046	4,280	4,959
Teekay Corp. 9.25% 2022[4]	3,745	3,829
Tesoro Logistics LP 5.50% 2019	1,115	1,116
Total Capital International 2.434% 2025	27,975	28,275
Total Capital International 3.455% 2029	21,815	23,578
Total Capital International 3.461% 2049	3,380	3,587
Total Capital SA 3.883% 2028	6,800	7,612
TransCanada PipeLines Ltd. 4.25% 2028	15,295	16,925
TransCanada PipeLines Ltd. 4.875% 2048	12,500	14,562
TransCanada PipeLines Ltd. 5.10% 2049	13,500	16,244
Transocean Inc. 5.80% 2022[5]	5,135	5,019
Transportadora de Gas Peru SA 4.25% 2028[4]	2,535	2,698
Valero Energy Corp. 4.00% 2029	1,215	1,293
Woodside Finance Ltd. 4.60% 2021[4]	9,565	9,831
		1,738,356
Consumer staples 2.93%
Altria Group, Inc. 2.85% 2022	200	202
Altria Group, Inc. 3.80% 2024	7,100	7,428
Altria Group, Inc. 4.40% 2026	26,535	28,387
Altria Group, Inc. 4.80% 2029	63,471	69,661
Altria Group, Inc. 5.80% 2039	900	1,045
Altria Group, Inc. 4.50% 2043	100	101
Altria Group, Inc. 5.95% 2049	56,323	66,352
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	32,310	38,496
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,210
Anheuser-Busch InBev NV 4.75% 2029	13,501	15,734
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,576
Anheuser-Busch InBev NV 4.60% 2048	16,479	19,028
Anheuser-Busch InBev NV 5.55% 2049	51,958	68,130
British American Tobacco International Finance PLC 2.75% 2020[4]	6,700	6,721
British American Tobacco International Finance PLC 3.50% 2022[4]	4,995	5,127
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	20,863
British American Tobacco PLC 2.764% 2022	21,380	21,590
British American Tobacco PLC 3.222% 2024	70,698	71,601
British American Tobacco PLC 3.215% 2026	44,500	44,125
British American Tobacco PLC 3.557% 2027	120,135	120,908
British American Tobacco PLC 3.462% 2029	8,240	8,080
British American Tobacco PLC 4.39% 2037	5,000	4,863
British American Tobacco PLC 4.54% 2047	18,037	17,348
British American Tobacco PLC 4.758% 2049	29,714	29,114
Coca-Cola Co. 1.75% 2024	36,000	35,749
Conagra Brands, Inc. 4.30% 2024	20,146	21,632
Conagra Brands, Inc. 4.60% 2025	13,440	14,793
Conagra Brands, Inc. 5.30% 2038	3,867	4,513
Conagra Brands, Inc. 5.40% 2048	20,328	24,170
Constellation Brands, Inc. 2.25% 2020	21,000	21,010
Constellation Brands, Inc. 2.65% 2022	14,125	14,292
Constellation Brands, Inc. 2.70% 2022	1,995	2,021
Constellation Brands, Inc. 3.20% 2023	10,638	10,971
Constellation Brands, Inc. 4.25% 2023	8,588	9,188
Constellation Brands, Inc. 3.70% 2026	3,350	3,548
Constellation Brands, Inc. 3.60% 2028	1,650	1,744
The Bond Fund of America — Page 12 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 3.15% 2029	$8,000	$8,210
Constellation Brands, Inc. 4.10% 2048	9,500	10,214
Costco Wholesale Corp. 2.30% 2022	3,500	3,535
Costco Wholesale Corp. 2.75% 2024	10,229	10,593
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,240
JBS Investments GmbH II 7.00% 2026	5,410	5,851
JBS Investments GmbH II 5.75% 2028[4]	21,212	22,140
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,690
Keurig Dr Pepper Inc. 4.057% 2023	48,170	51,002
Keurig Dr Pepper Inc. 4.417% 2025	24,928	27,248
Keurig Dr Pepper Inc. 4.597% 2028	19,588	22,039
Keurig Dr Pepper Inc. 5.085% 2048	31,787	37,587
Kraft Heinz Co. 3.50% 2022	25	26
Kraft Heinz Co. 4.875% 2049[4]	16,400	16,577
Kroger Co. 2.60% 2021	1,500	1,506
Molson Coors Brewing Co. 2.25% 2020	9,925	9,920
Molson Coors Brewing Co. 2.10% 2021	6,190	6,191
Molson Coors Brewing Co. 3.00% 2026	7,225	7,302
Molson Coors Brewing Co. 4.20% 2046	7,050	7,141
Mondelez International, Inc. 1.625% 2019[4]	23,900	23,891
Nestlé Holdings, Inc. 3.35% 2023[4]	26,000	27,330
Performance Food Group, Inc. 5.50% 2027[4]	2,562	2,703
Philip Morris International Inc. 2.50% 2022	16,500	16,678
Philip Morris International Inc. 2.875% 2024	8,572	8,803
Philip Morris International Inc. 3.375% 2029	13,550	14,224
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	11,007
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	4,305	4,388
Reynolds American Inc. 3.25% 2020	3,000	3,019
Reynolds American Inc. 3.25% 2022	17,491	17,806
Reynolds American Inc. 4.45% 2025	29,757	31,770
Reynolds American Inc. 4.75% 2042	2,500	2,399
Reynolds American Inc. 5.85% 2045	7,195	7,978
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,675
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,060
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,134
Wal-Mart Stores, Inc. 2.85% 2024	57,435	59,764
Wal-Mart Stores, Inc. 3.05% 2026	16,440	17,433
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,321
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,800	2,801
WM. Wrigley Jr. Co. 3.375% 2020[4]	41,650	42,250
		1,408,767
Utilities 2.88%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,132
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	2,110	2,175
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	20,500	22,002
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[4]	600	647
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[4]	440	499
Alliant Energy Finance LLC 3.75% 2023[4]	3,804	3,979
Alliant Energy Finance LLC 4.25% 2028[4]	3,804	4,088
Ameren Corp. 2.50% 2024	3,232	3,252
American Electric Power Co., Inc. 4.30% 2028	24,320	27,277
Avangrid, Inc. 3.80% 2029	18,325	19,708
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,873
The Bond Fund of America — Page 13 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Energy Co. 4.50% 2045	$200	$238
Cemig Geração e Transmissão SA 9.25% 2024[4]	1,385	1,607
Cemig Geração e Transmissão SA 9.25% 2024	700	812
CenterPoint Energy, Inc. 3.85% 2024	36,462	38,501
CenterPoint Energy, Inc. 2.95% 2030	11,350	11,333
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,821
CMS Energy Corp. 3.875% 2024	5,000	5,274
CMS Energy Corp. 3.00% 2026	8,707	8,938
Colbun SA 4.50% 2024	7,500	8,009
Colbun SA 4.50% 2024[4]	1,200	1,281
Colbun SA 3.95% 2027[4]	5,225	5,437
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,656
Comision Federal de Electricidad 4.75% 2027[4]	370	390
Consolidated Edison Co. of New York, Inc. 3.125% 2027	1,771	1,865
Consumers Energy Co. 3.10% 2050	15,000	15,063
Consumers Energy Co. 3.75% 2050	9,500	10,667
Dominion Resources, Inc., junior subordinated, 2.715% 2021[5]	4,025	4,053
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	35,209	36,072
DTE Electric Co. 3.375% 2025	1,866	1,976
DTE Electric Co. 3.70% 2045	1,493	1,628
DTE Electric Co. 3.75% 2047	10,000	11,058
DTE Energy Co. 3.70% 2023	5,000	5,247
DTE Energy Co. 3.40.% 2029	20,175	21,115
DTE Energy Co. 3.95% 2049	9,209	10,582
DTE Energy Co., Series C, 2.529% 2024[6]	13,100	13,156
Duke Energy Carolinas, Inc. 2.95% 2026	1,771	1,837
Duke Energy Carolinas, LLC 2.45% 2029	32,180	32,254
Duke Energy Corp. 3.40% 2029	29,000	30,525
Duke Energy Indiana, Inc. 3.25% 2049	9,065	9,064
Duke Energy Progress, LLC 3.60% 2047	4,202	4,452
Edison International 5.75% 2027	6,052	6,812
Edison International 4.125% 2028	2,477	2,541
EDP Finance BV 4.125% 2020[4]	22,061	22,170
EDP Finance BV 5.25% 2021[4]	3,500	3,618
EDP Finance BV 3.625% 2024[4]	15,062	15,593
Electricité de France SA 4.50% 2028[4]	762	851
Electricité de France SA 4.75% 2035[4]	2,001	2,269
Electricité de France SA 4.875% 2038[4]	1,900	2,212
Electricité de France SA 4.95% 2045[4]	711	840
Electricité de France SA 5.00% 2048[4]	305	367
Electricité de France SA 5.25% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 10-year + 3.709% on 1/29/2023)[4,5]	4,750	4,866
Electricité de France SA 6.00% 2114	£300	614
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	$17,204	18,908
Emera US Finance LP 2.70% 2021	3,950	3,974
Emera US Finance LP 3.55% 2026	4,945	5,184
Emera US Finance LP 4.75% 2046	3,229	3,745
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,590
Empresas Publicas de Medellin E.S.P. 4.25% 2029[4]	2,010	2,118
Enel Chile SA 4.875% 2028	4,000	4,513
Enel Finance International SA 4.625% 2025[4]	29,000	31,703
Enel Finance International SA 3.50% 2028[4]	8,724	8,944
Enel Finance International SA 6.00% 2039[4]	2,210	2,766
Enel Società per Azioni 8.75% 2073[4,5]	9,500	11,174
The Bond Fund of America — Page 14 of 51

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 2.95% 2026	$16,681	$16,956
Eversource Energy 3.30% 2028	573	596
Eversource Energy 4.25% 2029	4,849	5,417
Exelon Corp. 3.95% 2025	528	567
Exelon Corp., junior subordinated, 3.497% 2022[5]	21,000	21,556
FirstEnergy Corp. 2.85% 2022	13,402	13,611
FirstEnergy Corp. 3.90% 2027	63,007	67,199
FirstEnergy Corp. 3.50% 2028[4]	8,321	8,691
FirstEnergy Corp. 7.375% 2031	8,895	12,598
FirstEnergy Corp. 4.85% 2047	15,641	18,616
FirstEnergy Corp., Series B, 4.25% 2023	11,400	12,066
Florida Power & Light Co. 3.70% 2047[4]	1,501	1,668
Florida Power & Light Co. 3.15% 2049	9,555	9,725
Gulf Power Co. 3.30% 2027	1,831	1,947
Interstate Power and Light Co. 3.25% 2024	9,628	10,050
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,373
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	8,609
Jersey Central Power & Light Co. 4.30% 2026[4]	4,480	4,909
Metropolitan Edison Co. 4.30% 2029[4]	3,000	3,388
Mississippi Power Co. 3.95% 2028	6,437	7,027
Mississippi Power Co. 4.25% 2042	15,576	16,907
National Grid PLC 3.15% 2027[4]	1,105	1,146
New York State Electric & Gas Corp. 3.25% 2026[4]	2,000	2,081
NextEra Energy Capital Holdings, Inc. 2.403% 2021	25,000	25,165
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	3,887
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,050	2,164
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,466
NiSource Finance Corp. 2.65% 2022	2,875	2,911
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co. 2.90% 2050	8,200	7,958
NV Energy, Inc. 6.25% 2020	3,100	3,238
Pacific Gas and Electric Co. 3.50% 2020[11]	711	716
Pacific Gas and Electric Co. 2.45% 2022[11]	803	797
Pacific Gas and Electric Co. 4.25% 2023[4,11]	45,575	47,170
Pacific Gas and Electric Co. 3.75% 2024[11]	7,957	8,076
Pacific Gas and Electric Co. 3.50% 2025[11]	3,266	3,266
Pacific Gas and Electric Co. 2.95% 2026[11]	3,134	3,103
Pacific Gas and Electric Co. 3.30% 2027[11]	1,429	1,422
Pacific Gas and Electric Co. 3.30% 2027[11]	1,158	1,152
Pacific Gas and Electric Co. 4.65% 2028[4,11]	4,375	4,659
Pacific Gas and Electric Co. 6.05% 2034[11]	13,123	14,960
PacifiCorp., First Mortgage Bonds, 3.50% 2029	4,000	4,366
Public Service Co. of Colorado 2.25% 2022	298	300
Public Service Co. of Colorado 2.50% 2023	1,430	1,442
Public Service Co. of Colorado 3.20% 2050	1,475	1,504
Public Service Electric and Gas Co. 3.20% 2029	10,000	10,646
Public Service Electric and Gas Co. 3.85% 2049	867	986
Public Service Enterprise Group Inc. 2.00% 2021	6,305	6,288
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,316
Public Service Enterprise Group Inc. 2.875% 2024	9,400	9,657
Public Service Enterprise Group Inc. 3.20% 2049	7,475	7,664
Puget Energy, Inc. 6.50% 2020	11,812	12,370
Puget Energy, Inc. 6.00% 2021	8,921	9,492
Puget Energy, Inc. 5.625% 2022	20,762	22,214
The Bond Fund of America — Page 15 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 3.65% 2025	$1,911	$1,963
San Diego Gas & Electric Co. 3.75% 2047	10,000	10,662
San Diego Gas & Electric Co. 4.10% 2049	11,704	13,260
SCANA Corp. 4.75% 2021	5,980	6,125
SCANA Corp. 4.125% 2022	12,513	12,920
South Carolina Electric & Gas Co. 5.45% 2041	1,710	2,249
Southern California Edison Co. 2.90% 2021	23,759	23,995
Southern California Edison Co. 3.875% 2021	2,125	2,174
Southern California Edison Co. 1.845% 2022	4,527	4,455
Southern California Edison Co. 2.40% 2022	2,950	2,960
Southern California Edison Co. 3.40% 2023	4,369	4,526
Southern California Edison Co. 3.50% 2023	19,530	20,373
Southern California Edison Co. 3.70% 2025	2,750	2,912
Southern California Edison Co. 3.65% 2028	5,642	6,043
Southern California Edison Co. 2.85% 2029	17,452	17,615
Southern California Edison Co. 4.20% 2029	43,475	48,548
Southern California Edison Co. 6.00% 2034	10,075	12,722
Southern California Edison Co. 5.35% 2035	21,150	25,088
Southern California Edison Co. 5.75% 2035	4,475	5,503
Southern California Edison Co. 5.625% 2036	2,800	3,435
Southern California Edison Co. 5.55% 2037	2,075	2,535
Southern California Edison Co. 5.95% 2038	17,100	21,859
Southern California Edison Co. 6.05% 2039	5,150	6,725
Southern California Edison Co. 4.00% 2047	13,662	14,722
Southern California Edison Co. 4.125% 2048	7,315	7,971
Southern California Edison Co. 4.875% 2049	4,175	5,007
Southern California Edison Co., Series C, 3.60% 2045	19,968	20,290
Southern Co. 4.40% 2046	4,425	4,950
State Grid Overseas Investment Ltd. 3.50% 2027[4]	2,000	2,113
Talen Energy Corp. 7.25% 2027[4]	3,875	3,958
The Connecticut Light and Power Co. 3.20% 2027	5,550	5,874
Virginia Electric and Power Co. 3.10% 2025	2,833	2,951
Virginia Electric and Power Co. 2.875% 2029	1,425	1,468
Xcel Energy Inc. 4.70% 2020	26,501	26,588
Xcel Energy Inc. 3.30% 2025	3,294	3,440
Xcel Energy Inc. 4.00% 2028	329	363
		1,381,336
Consumer discretionary 2.47%
Amazon.com, Inc. 2.40% 2023	10,603	10,793
Amazon.com, Inc. 3.15% 2027	3,570	3,797
Amazon.com, Inc. 3.875% 2037	550	633
Amazon.com, Inc. 4.05% 2047	503	606
American Honda Finance Corp. 1.65% 2021	10,625	10,573
American Honda Finance Corp. 2.60% 2022	3,000	3,048
American Honda Finance Corp. 3.55% 2024	2,000	2,119
American Honda Finance Corp. 3.50% 2028	3,000	3,236
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	2,001
Bayerische Motoren Werke AG 1.85% 2021[4]	1,500	1,494
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	1,998
Bayerische Motoren Werke AG 2.95% 2022[4]	5,000	5,104
Bayerische Motoren Werke AG 2.25% 2023[4]	1,000	1,001
Bayerische Motoren Werke AG 3.45% 2023[4]	12,650	13,165
Bayerische Motoren Werke AG 3.15% 2024[4]	37,793	39,181
The Bond Fund of America — Page 16 of 51

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 3.625% 2029[4]	$2,000	$2,153
BMW Finance NV 2.25% 2022[4]	16,500	16,521
BMW Finance NV 2.40% 2024[4]	3,000	3,004
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	11,858
DaimlerChrysler North America Holding Corp. 3.75% 2021[4]	1,510	1,553
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	12,750	12,804
DaimlerChrysler North America Holding Corp. 3.40% 2022[4]	2,525	2,584
DaimlerChrysler North America Holding Corp. 2.70% 2024[4]	7,500	7,520
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	38,644	40,421
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	1,700	1,761
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,478
Ford Motor Credit Co. 2.343% 2020	25,295	25,150
Ford Motor Credit Co. 3.157% 2020	18,661	18,710
Ford Motor Credit Co. 3.20% 2021	9,415	9,430
Ford Motor Credit Co. 3.336% 2021	4,500	4,522
Ford Motor Credit Co. 3.47% 2021	15,066	15,146
Ford Motor Credit Co. 3.813% 2021	30,785	31,209
Ford Motor Credit Co. 3.219% 2022	1,427	1,426
Ford Motor Credit Co. 3.339% 2022	24,608	24,648
Ford Motor Credit Co. 5.596% 2022	19,250	20,232
Ford Motor Credit Co. 3.096% 2023	18,127	17,805
Ford Motor Credit Co. 4.14% 2023	22,000	22,353
Ford Motor Credit Co. 4.375% 2023	14,367	14,688
Ford Motor Credit Co. 3.664% 2024	20,763	20,469
Ford Motor Credit Co. 4.134% 2025	400	396
Ford Motor Credit Co. 4.687% 2025	15,000	15,315
General Motors Co. 4.875% 2023	18,782	20,175
General Motors Co. 4.35% 2025	10,410	10,862
General Motors Co. 6.25% 2043	3,959	4,332
General Motors Co. 6.75% 2046	3,193	3,656
General Motors Co. 5.40% 2048	13,000	13,058
General Motors Co. 5.95% 2049	10,041	10,769
General Motors Financial Co. 3.20% 2021	13,200	13,339
General Motors Financial Co. 3.55% 2021	1,400	1,421
General Motors Financial Co. 4.20% 2021	5,674	5,855
General Motors Financial Co. 3.15% 2022	42,311	42,815
General Motors Financial Co. 3.45% 2022	14,955	15,211
General Motors Financial Co. 3.55% 2022	1,850	1,890
General Motors Financial Co. 3.25% 2023	47,908	48,463
General Motors Financial Co. 3.70% 2023	16,000	16,387
General Motors Financial Co. 4.15% 2023	14,010	14,578
General Motors Financial Co. 3.50% 2024	3,885	3,936
General Motors Financial Co. 3.95% 2024	15,500	15,961
General Motors Financial Co. 5.10% 2024	9,835	10,582
General Motors Financial Co. 4.00% 2026	2,000	2,027
Home Depot, Inc. 3.90% 2028	825	928
Home Depot, Inc. 2.95% 2029	13,575	14,267
Home Depot, Inc. 4.50% 2048	3,228	4,035
Hyundai Capital America 2.55% 2020[4]	11,500	11,500
Hyundai Capital America 2.75% 2020[4]	11,406	11,430
Hyundai Capital America 3.45% 2021[4]	33,735	34,168
Hyundai Capital America 3.75% 2021[4]	21,500	21,937
Hyundai Capital America 3.10% 2022[4]	13,890	14,012
Hyundai Capital America 3.25% 2022[4]	24,685	25,045
The Bond Fund of America — Page 17 of 51

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 3.95% 2022[4]	$15,000	$15,420
Las Vegas Sands Corp. 3.90% 2029	7,855	8,059
Limited Brands, Inc. 5.25% 2028	6,000	5,597
Lowe’s Companies, Inc. 3.65% 2029	13,007	13,923
Lowe’s Companies, Inc. 4.55% 2049	26,674	30,864
McDonald’s Corp. 4.45% 2047	4,000	4,603
McDonald’s Corp. 4.45% 2048	3,500	4,055
MGM Resorts International 5.50% 2027	5,255	5,772
Morongo Band of Mission Indians 7.00% 2039[4]	11,225	13,011
Neiman Marcus Group Ltd. LLC 8.75% 2024[4]	5,202	1,573
Neiman Marcus Group Ltd. LLC 14.00% 2024[4,7]	3,198	1,823
Newell Rubbermaid Inc. 3.85% 2023	4,820	4,973
Nissan Motor Co., Ltd. 2.60% 2022[4]	15,570	15,628
Panther BF Aggregator 2, LP 6.25% 2026[4]	775	818
Party City Holdings Inc. 6.625% 2026[4]	2,640	2,620
PetSmart, Inc. 7.125% 2023[4]	4,900	4,630
PetSmart, Inc. 5.875% 2025[4]	3,975	3,975
PetSmart, Inc. 8.875% 2025[4]	2,650	2,524
S.A.C.I. Falabella 3.75% 2027[4]	8,295	8,656
Sands China Ltd. 4.60% 2023	18,181	19,281
Sands China Ltd. 5.40% 2028	45,000	50,799
Scientific Games Corp. 8.25% 2026[4]	10,165	10,851
Starbucks Corp. 3.10% 2023	15,237	15,767
Starbucks Corp. 3.80% 2025	14,000	15,163
Starbucks Corp. 4.50% 2048	6,150	7,160
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,015
Toyota Motor Credit Corp. 2.60% 2022	9,860	10,020
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,433
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,422
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,738
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	8,028	8,299
Volkswagen Group of America Finance, LLC 2.70% 2022[4]	11,831	11,890
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	3,199
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	18,353	18,471
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	3,477	3,836
Volkswagen Group of America Finance, LLC 4.75% 2028[4]	13,250	14,756
		1,187,168
Information technology 1.65%
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.30% 2021[6,10]	2,498	2,495
Broadcom Inc. 3.625% 2024[4]	33,850	34,474
Broadcom Inc. 4.25% 2026[4]	88,000	90,988
Broadcom Inc. 4.75% 2029[4]	133,743	141,492
Broadcom Ltd. 3.00% 2022	40,500	40,907
Broadcom Ltd. 2.65% 2023	16,500	16,496
Broadcom Ltd. 3.625% 2024	57,758	59,134
Broadcom Ltd. 3.875% 2027	56,470	56,812
Broadcom Ltd. 3.50% 2028	27,782	27,131
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.794% 2025[6,10]	1,225	1,238
CommScope Finance LLC 8.25% 2027[4]	1,610	1,573
Fidelity National Information Services, Inc. 3.75% 2029	2,365	2,568
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	4,425	4,757
Financial & Risk US Holdings, Inc. 8.25% 2026[4]	2,150	2,379
Fiserv, Inc. 2.75% 2024	19,000	19,346
The Bond Fund of America — Page 18 of 51

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Fiserv, Inc. 3.20% 2026	$9,705	$10,069
Fiserv, Inc. 3.50% 2029	44,285	46,697
Fiserv, Inc. 4.40% 2049	13,825	15,589
Global Payments Inc. 2.65% 2025	14,052	14,129
Global Payments Inc. 3.20% 2029	17,904	18,172
Global Payments Inc. 4.15% 2049	1,342	1,413
International Business Machines Corp. 3.00% 2024	32,750	33,912
International Business Machines Corp. 3.50% 2029	7,925	8,516
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.503% 2024[6,10]	1,475	1,503
Microsoft Corp. 1.55% 2021	3,975	3,959
Microsoft Corp. 3.125% 2025	5,750	6,119
Microsoft Corp. 3.30% 2027	20,030	21,610
Microsoft Corp. 3.70% 2046	3,250	3,730
Microsoft Corp. 4.25% 2047	2,125	2,642
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 8.044% 2023[6,10]	5,997	5,774
Oracle Corp. 1.90% 2021	12,250	12,249
PayPal Holdings, Inc. 2.40% 2024	43,150	43,343
PayPal Holdings, Inc. 2.65% 2026	12,234	12,306
PayPal Holdings, Inc. 2.85% 2029	12,580	12,647
Unisys Corp. 10.75% 2022[4]	3,325	3,649
Visa Inc. 2.15% 2022	4,535	4,579
VMware, Inc. 2.95% 2022	7,500	7,609
Xerox Corp. 3.50% 2020	500	504
		792,510
Industrials 1.43%
3M Co. 2.25% 2023	10,722	10,839
3M Co. 3.25% 2024	12,872	13,548
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,022
Air Lease Corp. 2.25% 2023	5,226	5,189
Airbus Group SE 2.70% 2023[4]	985	1,001
Avolon Holdings Funding Ltd. 3.625% 2022[4]	4,500	4,566
Avolon Holdings Funding Ltd. 3.95% 2024[4]	51,833	53,230
Beacon Roofing Supply, Inc. 4.875% 2025[4]	11,000	10,835
Boeing Co. 2.80% 2024	3,485	3,581
Boeing Co. 3.10% 2026	26,350	27,669
Boeing Co. 2.70% 2027	11,740	12,005
Boeing Co. 3.20% 2029	13,845	14,551
Boeing Co. 2.95% 2030	5,117	5,278
Boeing Co. 3.60% 2034	6,790	7,378
Boeing Co. 3.90% 2049	5,430	6,002
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	3,242	3,425
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	13	13
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,810	1,922
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	1,874	1,941
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	1,768	1,814
CSX Corp. 3.80% 2028	9,435	10,291
CSX Corp. 4.25% 2029	7,502	8,481
CSX Corp. 2.40% 2030	17,855	17,490
CSX Corp. 3.35% 2049	6,736	6,616
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	888	944
DP World Crescent 4.848% 2028[4]	3,180	3,499
Dun & Bradstreet Corp. 6.875% 2026[4]	5,395	5,891
Dun & Bradstreet Corp. 10.25% 2027[4]	3,535	3,924
The Bond Fund of America — Page 19 of 51

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
ENA Norte Trust 4.95% 2028[4]	$2,145	$2,220
ENA Norte Trust 4.95% 2028	565	585
Euramax International, Inc. 12.00% 2020[4]	2,075	2,062
F-Brasile SpA 7.375% 2026[4]	1,790	1,871
Fortive Corp. 2.35% 2021	3,550	3,556
GE Capital International Funding Co. 4.418% 2035	2,500	2,627
General Dynamics Corp. 3.375% 2023	6,645	6,958
General Dynamics Corp. 3.50% 2025	8,025	8,593
General Dynamics Corp. 3.75% 2028	7,570	8,407
General Electric Capital Corp. 3.373% 2025	31,950	32,626
General Electric Co. 2.70% 2022	1,000	1,003
General Electric Co. 4.125% 2042	40	40
Hardwoods Acquisition Inc. 7.50% 2021[4]	5,780	3,410
Harris Corp. 2.70% 2020	1,530	1,533
Harris Corp. 3.832% 2025	885	946
Honeywell International Inc. 2.30% 2024	22,497	22,852
Honeywell International Inc. 2.70% 2029	8,083	8,359
IHS Markit Ltd. 3.625% 2024	5,925	6,146
IHS Markit Ltd. 4.25% 2029	8,000	8,623
Lima Metro Line 2 Finance Ltd. 5.875% 2034[4]	3,167	3,495
Lima Metro Line 2 Finance Ltd. 4.35% 2036[4]	465	497
Lockheed Martin Corp. 2.50% 2020	2,805	2,818
Lockheed Martin Corp. 4.50% 2036	815	978
Lockheed Martin Corp. 4.70% 2046	5,635	7,175
Mexican Government 5.50% 2046	3,369	3,364
Mexican Government 5.50% 2047	6,916	6,895
Mexican Government 5.50% 2047[4]	1,513	1,508
Northrop Grumman Corp. 2.55% 2022	8,955	9,083
Northrop Grumman Corp. 2.93% 2025	25,040	25,833
Northrop Grumman Corp. 3.25% 2028	6,985	7,339
Parker-Hannifin Corp. 2.70% 2024	2,270	2,315
Parker-Hannifin Corp. 3.25% 2029	6,835	7,136
Parker-Hannifin Corp. 4.00% 2049	600	664
Pisces Parent LLC 8.00% 2026[4]	5,651	5,580
Red de Carreteras de Occidente 9.00% 2028	MXN61,570	3,182
Republic Services, Inc. 2.50% 2024	$7,000	7,085
Rockwell Collins, Inc. 2.80% 2022	8,510	8,653
Rockwell Collins, Inc. 3.20% 2024	9,105	9,464
Roper Technologies, Inc. 2.80% 2021	860	874
Siemens AG 1.70% 2021[4]	13,500	13,408
Siemens AG 2.70% 2022[4]	29,620	30,105
Siemens AG 2.90% 2022[4]	5,000	5,104
Siemens AG 2.35% 2026[4]	6,430	6,414
Thomson Reuters Corp. 4.30% 2023	9,425	10,057
Thomson Reuters Corp. 5.65% 2043	1,905	2,283
Uber Technologies, Inc. 7.50% 2023[4]	5,200	5,252
Uber Technologies, Inc. 8.00% 2026[4]	4,200	4,263
Union Pacific Corp. 3.15% 2024	5,705	5,929
Union Pacific Corp. 3.95% 2028	9,350	10,331
Union Pacific Corp. 3.70% 2029	18,955	20,680
Union Pacific Corp. 4.50% 2048	860	1,025
Union Pacific Corp. 4.30% 2049	4,550	5,315
Union Pacific Corp. 3.95% 2059	11,880	12,730
United Technologies Corp. 3.65% 2023	13,000	13,760
The Bond Fund of America — Page 20 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.95% 2025	$17,415	$19,079
United Technologies Corp. 4.125% 2028	5,520	6,252
United Technologies Corp. 4.625% 2048	500	627
Vinci SA 3.75% 2029[4]	7,514	8,233
Waste Management, Inc. 2.95% 2024	10,045	10,393
Westinghouse Air Brake Technologies Corp. 4.40% 2024[5]	14,617	15,579
		686,119
Communication services 0.84%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,334
AT&T Inc. 4.35% 2029	$5,050	5,586
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	303
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,893
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	6,152
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,335	9,836
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	4,000	4,480
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	6,865	6,976
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,359
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	19,700	21,472
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	19,618	22,391
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	19,883	21,264
Comcast Corp. 3.95% 2025	10,500	11,441
Comcast Corp. 3.30% 2027	5,075	5,367
Comcast Corp. 4.15% 2028	4,000	4,492
Comcast Corp. 4.60% 2038	2,500	3,001
Comcast Corp. 4.00% 2047	2,330	2,573
Comcast Corp. 4.00% 2048	1,580	1,753
Comcast Corp. 4.70% 2048	3,970	4,873
Deutsche Telekom International Finance BV 1.95% 2021[4]	2,000	1,987
Digicel Group Ltd. 6.00% 2021[4]	765	543
Discovery Communications, Inc. 2.95% 2023	5,580	5,673
Fox Corp. 4.03% 2024[4]	4,985	5,307
Fox Corp. 4.709% 2029[4]	3,420	3,907
Fox Corp. 5.576% 2049[4]	18,920	24,065
France Télécom 9.00% 2031[5]	2,300	3,590
Frontier Communications Corp. 8.00% 2027[4]	6,660	7,041
Grupo Televisa, SAB 6.625% 2040	5,200	6,544
Grupo Televisa, SAB 7.25% 2043	MXN25,290	965
Inmarsat PLC 6.50% 2024[4]	$8,500	8,946
Level 3 Communications, Inc. 4.625% 2027[4]	18,000	18,208
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.22% 2020 (100% PIK)[6,7,10]	2,214	1,762
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[4]	29,045	29,926
Netflix, Inc. 5.875% 2028	22,750	24,770
Netflix, Inc. 5.375% 2029[4]	6,440	6,714
SoftBank Group Corp. 3.36% 2023[4]	11,475	11,547
Sprint Corp. 6.875% 2028	5,200	5,682
Tencent Holdings Ltd. 3.28% 2024[4]	23,000	23,653
Tencent Holdings Ltd. 3.595% 2028	5,000	5,234
Tencent Holdings Ltd. 3.975% 2029[4]	4,001	4,295
Verizon Communications Inc. 4.40% 2034	10,000	11,416
Vodafone Group PLC 4.375% 2028	3,350	3,704
Vodafone Group PLC 5.25% 2048	22,510	26,136
Vodafone Group PLC 4.25% 2050	9,475	9,700
The Bond Fund of America — Page 21 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Walt Disney Co. 2.75% 2049	$4,700	$4,535
WPP Finance 2010 3.75% 2024	1,000	1,041
		402,437
Real estate 0.80%
Alexandria Real Estate Equities, Inc. 3.80% 2026	4,085	4,349
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,572
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,155
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,213	1,197
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,455	1,647
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,615	2,730
American Campus Communities, Inc. 3.35% 2020	11,210	11,332
American Campus Communities, Inc. 3.75% 2023	15,160	15,797
American Campus Communities, Inc. 4.125% 2024	11,740	12,569
American Campus Communities, Inc. 3.30% 2026	17,950	18,435
American Campus Communities, Inc. 3.625% 2027	20,865	21,936
EPR Properties 3.75% 2029	11,000	11,016
Essex Portfolio LP 3.625% 2022	4,370	4,523
Essex Portfolio LP 3.25% 2023	4,935	5,077
Essex Portfolio LP 3.875% 2024	5,500	5,805
Essex Portfolio LP 3.50% 2025	4,800	5,023
Essex Portfolio LP 3.375% 2026	1,070	1,119
Essex Portfolio LP 4.00% 2029	1,960	2,143
Gaming and Leisure Properties, Inc. 3.35% 2024	2,333	2,358
Gaming and Leisure Properties, Inc. 4.00% 2030	9,114	9,205
Hospitality Properties Trust 4.25% 2021	20,250	20,529
Hospitality Properties Trust 5.00% 2022	14,650	15,322
Hospitality Properties Trust 4.50% 2023	9,680	9,972
Hospitality Properties Trust 4.50% 2025	6,875	6,968
Hospitality Properties Trust 3.95% 2028	100	95
Howard Hughes Corp. 5.375% 2025[4]	6,200	6,510
Iron Mountain Inc. 4.875% 2027[4]	2,410	2,477
Iron Mountain Inc. 5.25% 2028[4]	13,055	13,560
iStar Inc. 4.625% 2020	2,690	2,722
Kimco Realty Corp. 3.40% 2022	14,595	15,098
Kimco Realty Corp. 3.125% 2023	3,175	3,260
Kimco Realty Corp. 2.70% 2024	16,980	17,128
Kimco Realty Corp. 3.30% 2025	5,000	5,161
Kimco Realty Corp. 4.125% 2046	3,110	3,262
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,215
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,831
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,163
Scentre Group 2.375% 2019[4]	910	910
Scentre Group 2.375% 2021[4]	11,410	11,395
Scentre Group 3.25% 2025[4]	10,655	10,930
Scentre Group 3.50% 2025[4]	7,550	7,833
WEA Finance LLC 3.25% 2020[4]	11,935	12,058
WEA Finance LLC 3.75% 2024[4]	2,480	2,630
Westfield Corp. Ltd. 3.15% 2022[4]	32,440	33,109
Westfield Corp. Ltd. 3.50% 2029[4]	35,200	36,307
		384,433
The Bond Fund of America — Page 22 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials 0.60%	Principal amount (000)	Value (000)
Air Liquide SA 2.25% 2029[4]	$3,038	$2,983
ArcelorMittal 3.60% 2024	43,465	43,960
ArcelorMittal 4.25% 2029	2,200	2,239
Berry Global Escrow Corp. 4.875% 2026[4]	3,372	3,494
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[4,5]	6,440	6,682
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	9,250	9,505
Chevron Phillips Chemical Co. LLC 3.70% 2028[4]	3,000	3,199
Consolidated Energy Finance SA 6.50% 2026[4]	7,960	7,761
CRH America, Inc. 3.875% 2025[4]	2,000	2,126
CRH America, Inc. 5.125% 2045[4]	2,000	2,354
Dow Chemical Co. 4.125% 2021	2,500	2,592
Dow Chemical Co. 3.15% 2024[4]	1,645	1,690
Dow Chemical Co. 3.625% 2026[4]	11,168	11,666
Dow Chemical Co. 4.80% 2028[4]	1,500	1,696
Dow Chemical Co. 4.625% 2044	1,100	1,183
Dow Chemical Co. 5.55% 2048[4]	8,600	10,456
Dow Chemical Co. 4.80% 2049[4]	9,727	10,759
DowDuPont Inc. 4.205% 2023	2,750	2,951
DowDuPont Inc. 4.493% 2025	5,210	5,759
DowDuPont Inc. 5.419% 2048	13,659	17,365
First Quantum Minerals Ltd. 6.50% 2024[4]	11,500	11,026
First Quantum Minerals Ltd. 7.50% 2025[4]	3,000	2,970
First Quantum Minerals Ltd. 6.875% 2026[4]	3,600	3,447
Glencore Funding LLC 4.125% 2024[4]	37,500	39,442
Hexion Inc. 7.875% 2027[4]	8,970	8,903
Holcim Ltd. 5.15% 2023[4]	3,515	3,780
LSB Industries, Inc. 9.625% 2023[4]	4,025	4,267
LYB International Finance III, LLC 4.20% 2049	1,990	1,978
LyondellBasell Industries NV 6.00% 2021	900	962
Mosaic Co. 4.05% 2027	1,000	1,040
Nova Chemicals Corp. 5.25% 2027[4]	7,500	7,834
Nutrien Ltd. 4.20% 2029	500	551
Nutrien Ltd. 5.00% 2049	7,500	8,758
Praxair, Inc. 3.00% 2021	1,500	1,530
Sherwin-Williams Co. 2.75% 2022	1,958	1,988
Sherwin-Williams Co. 3.125% 2024	6,500	6,719
Sherwin-Williams Co. 3.45% 2027	112	117
Sherwin-Williams Co. 2.95% 2029	6,500	6,529
Sherwin-Williams Co. 4.50% 2047	2,601	2,923
Sherwin-Williams Co. 3.80% 2049	5,038	5,169
TPC Group Inc. 10.50% 2024[4]	4,554	4,770
Tronox Ltd. 6.50% 2026[4]	3,900	3,734
Warrior Met Coal, Inc. 8.00% 2024[4]	1,865	1,941
Westlake Chemical Corp. 5.00% 2046	7,090	7,643
Westlake Chemical Corp. 4.375% 2047	1,960	1,931
		290,372
Total corporate bonds & notes		14,001,877
The Bond Fund of America — Page 23 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 19.30% Federal agency mortgage-backed obligations 18.63%	Principal amount (000)	Value (000)
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[4,6,12]	$2,516	$2,551
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[4,6,12]	3,748	3,784
Fannie Mae 7.00% 2036[12]	128	135
Fannie Mae 8.00% 2036[12]	174	196
Fannie Mae 6.00% 2037[12]	4	4
Fannie Mae 7.00% 2037[12]	157	168
Fannie Mae 7.00% 2037[12]	108	115
Fannie Mae 7.00% 2037[12]	89	91
Fannie Mae 7.50% 2037[12]	108	113
Fannie Mae 7.50% 2037[12]	60	69
Fannie Mae 7.50% 2037[12]	47	53
Fannie Mae 4.50% 2046[12]	1,324	1,377
Fannie Mae 4.50% 2046[12]	844	877
Fannie Mae 4.50% 2047[12]	3,244	3,372
Fannie Mae 7.00% 2047[12]	12	14
Fannie Mae 3.50% 2057[12]	12,438	13,098
Fannie Mae Pool #MA0235 4.00% 2019[12]	26	26
Fannie Mae Pool #MA0203 4.00% 2019[12]	1	1
Fannie Mae Pool #AD8336 4.00% 2020[12]	58	60
Fannie Mae Pool #MA3892 3.00% 2021[12]	370	379
Fannie Mae Pool #MA0687 3.00% 2021[12]	10	10
Fannie Mae Pool #MA0688 4.00% 2021[12]	132	137
Fannie Mae Pool #993733 5.50% 2023[12]	1,821	1,885
Fannie Mae Pool #976945 5.50% 2023[12]	11	11
Fannie Mae Pool #976948 6.00% 2023[12]	55	57
Fannie Mae Pool #AL5251 3.00% 2024[12]	515	527
Fannie Mae Pool #MA1892 3.00% 2024[12]	64	66
Fannie Mae Pool #AS3803 3.00% 2024[12]	21	22
Fannie Mae Pool #310116 4.00% 2024[12]	429	447
Fannie Mae Pool #BM5505 4.00% 2024[12]	252	262
Fannie Mae Pool #BM4112 4.00% 2024[12]	110	115
Fannie Mae Pool #932119 4.50% 2024[12]	1,584	1,650
Fannie Mae Pool #AE1595 4.00% 2025[12]	724	754
Fannie Mae Pool #AE0988 4.00% 2025[12]	654	680
Fannie Mae Pool #AD3659 4.00% 2025[12]	221	231
Fannie Mae Pool #AD1069 4.00% 2025[12]	120	125
Fannie Mae Pool #AD6392 4.50% 2025[12]	1,719	1,806
Fannie Mae Pool #AD3149 4.50% 2025[12]	930	972
Fannie Mae Pool #AD5692 4.50% 2025[12]	882	927
Fannie Mae Pool #AB1068 4.50% 2025[12]	7	7
Fannie Mae Pool #AJ5476 3.00% 2026[12]	279	287
Fannie Mae Pool #AH2358 4.00% 2026[12]	781	814
Fannie Mae Pool #AI4852 4.00% 2026[12]	779	811
Fannie Mae Pool #AI2095 4.00% 2026[12]	87	91
Fannie Mae Pool #AH2720 4.00% 2026[12]	61	64
Fannie Mae Pool #AB5095 3.00% 2027[12]	65	67
Fannie Mae Pool #AX5306 3.50% 2027[12]	21,942	22,694
Fannie Mae Pool #BM4533 4.00% 2027[12]	2,650	2,763
Fannie Mae Pool #AL5762 4.00% 2028[12]	61	64
Fannie Mae Pool #AS3604 3.00% 2029[12]	139	143
Fannie Mae Pool #AL6204 4.00% 2029[12]	425	443
Fannie Mae Pool #AL7970 4.00% 2029[12]	70	73
Fannie Mae Pool #AY2722 4.00% 2030[12]	42	45
Fannie Mae Pool #CA3178 3.00% 2031[12]	1,392	1,430
The Bond Fund of America — Page 24 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #890710 3.00% 2031[12]	$29	$30
Fannie Mae Pool #BM4151 2.50% 2032[12]	44,220	44,685
Fannie Mae Pool #BH7659 3.00% 2032[12]	20,441	20,965
Fannie Mae Pool #CA3274 3.00% 2032[12]	976	1,002
Fannie Mae Pool #BE3641 3.00% 2032[12]	31	32
Fannie Mae Pool #BK1209 3.00% 2033[12]	7,693	7,887
Fannie Mae Pool #BK5000 3.00% 2033[12]	4,151	4,254
Fannie Mae Pool #BK9672 3.00% 2033[12]	3,505	3,585
Fannie Mae Pool #BK9612 3.00% 2033[12]	3,039	3,110
Fannie Mae Pool #BK9631 3.00% 2033[12]	2,693	2,754
Fannie Mae Pool #BK5029 3.00% 2033[12]	2,437	2,492
Fannie Mae Pool #BK9664 3.00% 2033[12]	2,323	2,375
Fannie Mae Pool #BK7375 3.00% 2033[12]	2,164	2,218
Fannie Mae Pool #BK5039 3.00% 2033[12]	2,070	2,117
Fannie Mae Pool #BK7405 3.00% 2033[12]	2,062	2,113
Fannie Mae Pool #BK7420 3.00% 2033[12]	2,066	2,113
Fannie Mae Pool #BK9638 3.00% 2033[12]	1,980	2,025
Fannie Mae Pool #BK9676 3.00% 2033[12]	1,923	1,967
Fannie Mae Pool #MA3409 3.00% 2033[12]	1,901	1,948
Fannie Mae Pool #BH9235 3.00% 2033[12]	1,841	1,894
Fannie Mae Pool #BK9689 3.00% 2033[12]	1,677	1,714
Fannie Mae Pool #BK7419 3.00% 2033[12]	1,657	1,694
Fannie Mae Pool #BK9683 3.00% 2033[12]	1,499	1,532
Fannie Mae Pool #MA3437 3.00% 2033[12]	1,143	1,171
Fannie Mae Pool #BK1112 3.00% 2033[12]	909	932
Fannie Mae Pool #BJ4890 3.00% 2033[12]	866	894
Fannie Mae Pool #BK5161 3.00% 2033[12]	842	863
Fannie Mae Pool #BK9647 3.00% 2033[12]	832	851
Fannie Mae Pool #BK9658 3.00% 2033[12]	812	830
Fannie Mae Pool #BJ4685 3.00% 2033[12]	792	812
Fannie Mae Pool #BK7442 3.00% 2033[12]	764	781
Fannie Mae Pool #BK7376 3.00% 2033[12]	743	760
Fannie Mae Pool #BN3184 3.00% 2033[12]	736	753
Fannie Mae Pool #BK9653 3.00% 2033[12]	708	726
Fannie Mae Pool #MA3461 3.00% 2033[12]	707	724
Fannie Mae Pool #BK7431 3.00% 2033[12]	659	676
Fannie Mae Pool #BK7456 3.00% 2033[12]	658	672
Fannie Mae Pool #MA3247 3.00% 2033[12]	652	669
Fannie Mae Pool #BK7465 3.00% 2033[12]	641	656
Fannie Mae Pool #BK9606 3.00% 2033[12]	637	651
Fannie Mae Pool #BM5111 3.00% 2033[12]	569	586
Fannie Mae Pool #BK7446 3.00% 2033[12]	567	580
Fannie Mae Pool #MA3516 3.00% 2033[12]	563	576
Fannie Mae Pool #BK5466 3.00% 2033[12]	558	572
Fannie Mae Pool #BK5013 3.00% 2033[12]	557	570
Fannie Mae Pool #BJ4856 3.00% 2033[12]	534	552
Fannie Mae Pool #BK6720 3.00% 2033[12]	534	548
Fannie Mae Pool #BK7453 3.00% 2033[12]	526	538
Fannie Mae Pool #BJ5705 3.00% 2033[12]	457	468
Fannie Mae Pool #BK9680 3.00% 2033[12]	446	456
Fannie Mae Pool #BK7123 3.00% 2033[12]	436	447
Fannie Mae Pool #MA3283 3.00% 2033[12]	386	396
Fannie Mae Pool #MA3339 3.00% 2033[12]	361	370
Fannie Mae Pool #BK9015 3.00% 2033[12]	313	320
The Bond Fund of America — Page 25 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK7452 3.00% 2033[12]	$278	$284
Fannie Mae Pool #BK9656 3.00% 2033[12]	268	274
Fannie Mae Pool #BK4146 3.00% 2033[12]	167	171
Fannie Mae Pool #BK5472 3.00% 2033[12]	38	39
Fannie Mae Pool #CA2106 3.50% 2033[12]	453	473
Fannie Mae Pool #MA3518 4.00% 2033[12]	89	93
Fannie Mae Pool #MA3764 2.50% 2034[12]	199,124	200,928
Fannie Mae Pool #MA3631 3.00% 2034[12]	2,485	2,541
Fannie Mae Pool #BN4889 3.00% 2034[12]	2,208	2,259
Fannie Mae Pool #BN3435 3.00% 2034[12]	1,867	1,909
Fannie Mae Pool #BN4258 3.00% 2034[12]	1,790	1,831
Fannie Mae Pool #BN3424 3.00% 2034[12]	1,203	1,230
Fannie Mae Pool #BK9093 3.00% 2034[12]	894	914
Fannie Mae Pool #BN7542 3.00% 2034[12]	886	908
Fannie Mae Pool #BJ7631 3.00% 2034[12]	807	825
Fannie Mae Pool #BN8602 3.00% 2034[12]	401	410
Fannie Mae Pool #BN7354 3.00% 2034[12]	399	409
Fannie Mae Pool #BN6313 3.00% 2034[12]	376	384
Fannie Mae Pool #BN9743 3.00% 2034[12]	374	383
Fannie Mae Pool #AS8355 3.00% 2036[12]	23,188	23,864
Fannie Mae Pool #AS8554 3.00% 2036[12]	2,690	2,768
Fannie Mae Pool #MA2746 4.00% 2036[12]	5,051	5,309
Fannie Mae Pool #MA2588 4.00% 2036[12]	3,826	4,055
Fannie Mae Pool #MA2787 4.00% 2036[12]	2,502	2,630
Fannie Mae Pool #MA2717 4.00% 2036[12]	2,433	2,579
Fannie Mae Pool #AS6870 4.00% 2036[12]	1,123	1,190
Fannie Mae Pool #MA2897 3.00% 2037[12]	50,735	52,211
Fannie Mae Pool #MA2866 3.00% 2037[12]	29,043	29,888
Fannie Mae Pool #924866 3.64% 2037[6,12]	30	31
Fannie Mae Pool #945680 6.00% 2037[12]	38	44
Fannie Mae Pool #954936 7.00% 2037[12]	41	44
Fannie Mae Pool #889982 5.50% 2038[12]	38	43
Fannie Mae Pool #988588 5.50% 2038[12]	6	7
Fannie Mae Pool #AC2641 4.50% 2039[12]	7,052	7,640
Fannie Mae Pool #AE7567 4.00% 2040[12]	5,636	6,023
Fannie Mae Pool #AE1761 4.00% 2040[12]	5,134	5,487
Fannie Mae Pool #AH0007 4.00% 2040[12]	4,836	5,168
Fannie Mae Pool #AH0539 4.00% 2040[12]	1,046	1,118
Fannie Mae Pool #AE8073 4.00% 2040[12]	826	883
Fannie Mae Pool #AD8522 4.00% 2040[12]	272	291
Fannie Mae Pool #AE5471 4.50% 2040[12]	1,494	1,619
Fannie Mae Pool #AB1297 5.00% 2040[12]	586	648
Fannie Mae Pool #AJ7471 4.00% 2041[12]	1,601	1,712
Fannie Mae Pool #AB4050 4.00% 2041[12]	1,368	1,465
Fannie Mae Pool #AI5172 4.00% 2041[12]	1,129	1,207
Fannie Mae Pool #AJ4189 4.00% 2041[12]	859	921
Fannie Mae Pool #AJ4154 4.00% 2041[12]	800	857
Fannie Mae Pool #AJ0257 4.00% 2041[12]	334	357
Fannie Mae Pool #AL0658 4.50% 2041[12]	1,628	1,765
Fannie Mae Pool #AH6099 5.00% 2041[12]	3,238	3,570
Fannie Mae Pool #AI1862 5.00% 2041[12]	2,699	2,999
Fannie Mae Pool #AI3510 5.00% 2041[12]	1,783	1,981
Fannie Mae Pool #AJ0704 5.00% 2041[12]	1,440	1,600
Fannie Mae Pool #AJ5391 5.00% 2041[12]	939	1,043
The Bond Fund of America — Page 26 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AH9479 5.00% 2041[12]	$97	$105
Fannie Mae Pool #AH8144 5.00% 2041[12]	90	99
Fannie Mae Pool #AX3703 4.00% 2042[12]	8,553	9,143
Fannie Mae Pool #AK6740 4.00% 2042[12]	7,784	8,321
Fannie Mae Pool #AL2745 4.00% 2042[12]	6,788	7,273
Fannie Mae Pool #890407 4.00% 2042[12]	2,210	2,362
Fannie Mae Pool #AK4949 4.00% 2042[12]	624	667
Fannie Mae Pool #AV0786 4.00% 2043[12]	6,558	7,008
Fannie Mae Pool #AT2683 4.00% 2043[12]	6,200	6,611
Fannie Mae Pool #AL8421 3.50% 2044[12]	33,883	35,608
Fannie Mae Pool #AX0817 4.00% 2044[12]	634	669
Fannie Mae Pool #AZ7366 4.00% 2045[12]	45,036	48,119
Fannie Mae Pool #AL7701 4.00% 2045[12]	11,407	12,081
Fannie Mae Pool #AS6348 4.00% 2045[12]	7,471	7,966
Fannie Mae Pool #BC4764 3.00% 2046[12]	6,898	7,069
Fannie Mae Pool #MA2833 3.00% 2046[12]	113	116
Fannie Mae Pool #BC9077 3.50% 2046[12]	38,796	40,462
Fannie Mae Pool #BD9236 3.50% 2046[12]	881	915
Fannie Mae Pool #AL8522 3.50% 2046[12]	71	75
Fannie Mae Pool #AL8387 4.00% 2046[12]	37,287	39,383
Fannie Mae Pool #AS6839 4.00% 2046[12]	16,338	17,303
Fannie Mae Pool #BC1352 4.00% 2046[12]	4,392	4,626
Fannie Mae Pool #BD1968 4.00% 2046[12]	126	133
Fannie Mae Pool #BC8647 4.50% 2046[12]	1,680	1,777
Fannie Mae Pool #BD9248 4.50% 2046[12]	763	806
Fannie Mae Pool #BD1550 4.50% 2046[12]	734	782
Fannie Mae Pool #BD7529 4.50% 2046[12]	654	698
Fannie Mae Pool #BD7600 4.50% 2046[12]	644	680
Fannie Mae Pool #MA3147 3.00% 2047[12]	16,104	16,472
Fannie Mae Pool #CA0377 3.00% 2047[12]	3,332	3,411
Fannie Mae Pool #MA3210 3.50% 2047[12]	102,370	106,148
Fannie Mae Pool #BD2440 3.50% 2047[12]	6,097	6,322
Fannie Mae Pool #BJ2524 3.50% 2047[12]	1,705	1,765
Fannie Mae Pool #CA0770 3.50% 2047[12]	691	713
Fannie Mae Pool #BJ1910 3.50% 2047[12]	367	379
Fannie Mae Pool #CA0133 4.00% 2047[12]	24,454	25,703
Fannie Mae Pool #MA3211 4.00% 2047[12]	16,888	17,680
Fannie Mae Pool #BD3554 4.00% 2047[12]	3,920	4,119
Fannie Mae Pool #BH2597 4.00% 2047[12]	2,286	2,403
Fannie Mae Pool #BH2087 4.00% 2047[12]	1,448	1,512
Fannie Mae Pool #AS9973 4.00% 2047[12]	1,133	1,183
Fannie Mae Pool #BJ1850 4.00% 2047[12]	840	879
Fannie Mae Pool #BH6574 4.00% 2047[12]	779	819
Fannie Mae Pool #BM4413 4.50% 2047[12]	22,209	23,519
Fannie Mae Pool #BH0876 4.50% 2047[12]	6,858	7,265
Fannie Mae Pool #BJ3525 4.50% 2047[12]	5,099	5,384
Fannie Mae Pool #BJ3558 4.50% 2047[12]	3,861	4,082
Fannie Mae Pool #BJ3581 4.50% 2047[12]	2,119	2,235
Fannie Mae Pool #257063 7.00% 2047[12]	49	54
Fannie Mae Pool #BF0293 3.00% 2048[12]	28,119	28,773
Fannie Mae Pool #CA2690 3.00% 2048[12]	14,411	14,750
Fannie Mae Pool #BJ7445 3.00% 2048[12]	838	852
Fannie Mae Pool #BM4488 3.451% 2048[6,12]	30,176	31,014
Fannie Mae Pool #CA1532 3.50% 2048[12]	21,487	22,236
The Bond Fund of America — Page 27 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2452 3.50% 2048[12]	$14,700	$15,180
Fannie Mae Pool #BJ3790 3.50% 2048[12]	5,629	5,826
Fannie Mae Pool #CA1189 3.50% 2048[12]	5,306	5,473
Fannie Mae Pool #MA3356 3.50% 2048[12]	1,798	1,855
Fannie Mae Pool #BJ4154 3.50% 2048[12]	432	445
Fannie Mae Pool #BK1000 3.50% 2048[12]	411	424
Fannie Mae Pool #MA3467 4.00% 2048[12]	284,595	296,331
Fannie Mae Pool #MA3443 4.00% 2048[12]	55,847	57,987
Fannie Mae Pool #MA3521 4.00% 2048[12]	51,015	53,061
Fannie Mae Pool #MA3495 4.00% 2048[12]	29,994	31,229
Fannie Mae Pool #FM1437 4.00% 2048[12]	10,251	10,687
Fannie Mae Pool #MA3415 4.00% 2048[12]	6,150	6,413
Fannie Mae Pool #BK8819 4.00% 2048[12]	5,331	5,544
Fannie Mae Pool #BK7274 4.00% 2048[12]	3,166	3,298
Fannie Mae Pool #MA3384 4.00% 2048[12]	2,788	2,909
Fannie Mae Pool #BK0920 4.00% 2048[12]	1,472	1,534
Fannie Mae Pool #CA3180 4.00% 2048[12]	879	914
Fannie Mae Pool #BM2007 4.00% 2048[12]	565	588
Fannie Mae Pool #MA3536 4.00% 2048[12]	40	42
Fannie Mae Pool #CA2057 4.50% 2048[12]	203,216	215,275
Fannie Mae Pool #CA1709 4.50% 2048[12]	201,235	213,262
Fannie Mae Pool #CA1563 4.50% 2048[12]	127,741	135,648
Fannie Mae Pool #CA2055 4.50% 2048[12]	20,410	21,615
Fannie Mae Pool #CA1389 4.50% 2048[12]	17,095	18,112
Fannie Mae Pool #BK0163 4.50% 2048[12]	6,788	7,176
Fannie Mae Pool #BN1576 4.50% 2048[12]	5,161	5,453
Fannie Mae Pool #BN0638 4.50% 2048[12]	4,108	4,329
Fannie Mae Pool #MA3496 4.50% 2048[12]	3,639	3,832
Fannie Mae Pool #CA2056 4.50% 2048[12]	3,465	3,671
Fannie Mae Pool #BN3309 4.50% 2048[12]	1,705	1,794
Fannie Mae Pool #CA2484 4.50% 2048[12]	473	498
Fannie Mae Pool #CA3099 4.50% 2048[12]	456	481
Fannie Mae Pool #BN2000 4.50% 2048[12]	195	206
Fannie Mae Pool #BN1172 4.50% 2048[12]	140	147
Fannie Mae Pool #CA2642 4.50% 2048[12]	117	124
Fannie Mae Pool #BN0877 4.50% 2048[12]	96	101
Fannie Mae Pool #CA2166 4.50% 2048[12]	60	64
Fannie Mae Pool #MA3385 4.50% 2048[12]	38	40
Fannie Mae Pool #CA1574 5.00% 2048[12]	21,625	23,270
Fannie Mae Pool #CA3807 3.00% 2049[12]	4,773	4,912
Fannie Mae Pool #CA3806 3.00% 2049[12]	2,414	2,486
Fannie Mae Pool #BO0348 3.00% 2049[12]	485	493
Fannie Mae Pool #MA3775 3.50% 2049[12]	312,108	320,836
Fannie Mae Pool #MA3803 3.50% 2049[12]	233,394	239,922
Fannie Mae Pool #CA3309 3.50% 2049[12]	45,286	46,744
Fannie Mae Pool #MA3692 3.50% 2049[12]	41,569	42,786
Fannie Mae Pool #BJ8402 3.54% 2049[6,12]	5,182	5,366
Fannie Mae Pool #MA3776 4.00% 2049[12]	27,859	29,015
Fannie Mae Pool #MA3664 4.00% 2049[12]	23,246	24,116
Fannie Mae Pool #BO2995 4.00% 2049[12]	18,538	19,393
Fannie Mae Pool #BO2188 4.00% 2049[12]	17,106	17,797
Fannie Mae Pool #MA3804 4.00% 2049[12]	2,969	3,088
Fannie Mae Pool #MA3639 4.50% 2049[12]	95,567	100,666
Fannie Mae Pool #CA2963 4.50% 2049[12]	20,095	21,154
The Bond Fund of America — Page 28 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN5444 4.50% 2049[12]	$3,911	$4,122
Fannie Mae Pool #CA3228 4.50% 2049[12]	688	724
Fannie Mae, Series 2001-4, Class NA, 9.021% 2025[6,12]	4	5
Fannie Mae, Series 2001-4, Class GA, 9.156% 2025[6,12]	5	5
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,12]	480	480
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	91	109
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	861	933
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[6,12]	1	1
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,504	1,752
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	275	312
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	748	885
Fannie Mae, Series 2002-W1, Class 2A, 5.702% 2042[6,12]	1,124	1,223
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.566% 2026[6,12]	10	10
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 2027[6,12]	3,700	3,926
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.184% 2027[6,12]	5,000	5,317
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	809	725
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	792	724
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	267	242
Freddie Mac 4.50% 2030[12]	436	460
Freddie Mac 5.50% 2033[12]	4	5
Freddie Mac 4.00% 2036[12]	29,144	30,904
Freddie Mac 4.00% 2036[12]	7,415	7,863
Freddie Mac 4.00% 2036[12]	2,790	2,959
Freddie Mac 4.00% 2036[12]	2,524	2,677
Freddie Mac 4.00% 2036[12]	1,041	1,104
Freddie Mac 3.00% 2037[12]	1,410	1,452
Freddie Mac 4.00% 2037[12]	8,704	9,141
Freddie Mac 4.50% 2037[12]	2,782	3,015
Freddie Mac 5.50% 2037[12]	24	27
Freddie Mac 5.50% 2037[12]	5	6
Freddie Mac 7.00% 2037[12]	94	98
Freddie Mac 7.50% 2037[12]	106	119
Freddie Mac 5.50% 2038[12]	772	872
Freddie Mac 5.50% 2038[12]	296	334
Freddie Mac 5.50% 2038[12]	128	144
Freddie Mac 5.50% 2038[12]	78	88
Freddie Mac 5.50% 2038[12]	4	5
Freddie Mac 3.50% 2039[12]	92,228	95,591
Freddie Mac 3.50% 2039[12]	41,893	43,314
Freddie Mac 3.50% 2039[12]	5,281	5,473
Freddie Mac 4.50% 2039[12]	732	794
Freddie Mac 5.00% 2039[12]	5,505	6,087
Freddie Mac 5.50% 2039[12]	1,830	2,066
Freddie Mac 4.50% 2040[12]	13,376	14,507
Freddie Mac 4.50% 2040[12]	15	16
Freddie Mac 5.50% 2040[12]	30	33
Freddie Mac 4.50% 2041[12]	5,691	6,174
Freddie Mac 4.50% 2041[12]	1,416	1,535
Freddie Mac 4.50% 2041[12]	798	866
Freddie Mac 4.50% 2041[12]	263	281
Freddie Mac 4.50% 2041[12]	13	14
Freddie Mac 5.00% 2041[12]	4,403	4,860
Freddie Mac 5.00% 2041[12]	1,869	2,060
Freddie Mac 5.50% 2041[12]	36	40
The Bond Fund of America — Page 29 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2042[12]	$5,637	$6,030
Freddie Mac 4.00% 2043[12]	10,935	11,691
Freddie Mac 3.50% 2045[12]	1,227	1,300
Freddie Mac 4.00% 2045[12]	1,947	2,056
Freddie Mac 3.00% 2046[12]	113,740	117,393
Freddie Mac 3.50% 2046[12]	712	727
Freddie Mac 4.00% 2046[12]	6,874	7,257
Freddie Mac 4.00% 2046[12]	2,741	2,889
Freddie Mac 4.00% 2046[12]	679	717
Freddie Mac 4.50% 2046[12]	1,628	1,719
Freddie Mac 4.50% 2046[12]	896	962
Freddie Mac 4.50% 2046[12]	872	937
Freddie Mac 4.50% 2046[12]	665	713
Freddie Mac 4.50% 2046[12]	566	608
Freddie Mac 3.50% 2047[12]	71,049	73,655
Freddie Mac 3.50% 2047[12]	39,150	40,547
Freddie Mac 3.50% 2047[12]	25,521	26,423
Freddie Mac 3.50% 2047[12]	21,612	22,310
Freddie Mac 3.50% 2047[12]	7,533	7,804
Freddie Mac 4.00% 2047[12]	16,566	17,408
Freddie Mac 4.00% 2047[12]	14,857	15,625
Freddie Mac 4.00% 2047[12]	5,371	5,647
Freddie Mac 4.00% 2047[12]	1,601	1,680
Freddie Mac 4.00% 2047[12]	760	819
Freddie Mac 4.00% 2047[12]	608	639
Freddie Mac 4.50% 2047[12]	5,573	5,888
Freddie Mac 4.50% 2047[12]	3,992	4,214
Freddie Mac 4.50% 2047[12]	2,917	3,085
Freddie Mac 4.50% 2047[12]	2,867	3,031
Freddie Mac 6.50% 2047[12]	195	209
Freddie Mac 3.50% 2048[12]	74,652	77,825
Freddie Mac 3.50% 2048[12]	59,209	62,281
Freddie Mac 3.50% 2048[12]	31,329	32,215
Freddie Mac 3.50% 2048[12]	436	456
Freddie Mac 4.00% 2048[12]	96,135	100,073
Freddie Mac 4.00% 2048[12]	16,990	17,851
Freddie Mac 4.00% 2048[12]	11,664	12,145
Freddie Mac 4.00% 2048[12]	8,451	8,803
Freddie Mac 4.00% 2048[12]	5,600	5,877
Freddie Mac 5.00% 2048[12]	1,056	1,133
Freddie Mac 5.00% 2048[12]	219	235
Freddie Mac 5.00% 2048[12]	160	171
Freddie Mac 5.00% 2048[12]	70	75
Freddie Mac Pool #ZK3848 3.00% 2027[12]	146	150
Freddie Mac Pool #G15732 3.00% 2030[12]	13,796	14,233
Freddie Mac Pool #V61295 2.50% 2031[12]	13,832	14,025
Freddie Mac Pool #G18652 3.00% 2032[12]	26,845	27,545
Freddie Mac Pool #G18655 3.00% 2032[12]	16,809	17,248
Freddie Mac Pool #SB0032 3.50% 2032[12]	24,353	25,192
Freddie Mac Pool #ZT0716 3.00% 2033[12]	31,968	32,723
Freddie Mac Pool #ZS8715 3.00% 2033[12]	14,919	15,262
Freddie Mac Pool #ZT1931 3.00% 2033[12]	232	239
Freddie Mac Pool #SB8002 3.00% 2034[12]	40,722	41,660
Freddie Mac Pool #SB8000 3.00% 2034[12]	5,191	5,310
The Bond Fund of America — Page 30 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT2019 3.00% 2034[12]	$1,771	$1,811
Freddie Mac Pool #ZT2091 3.00% 2034[12]	1,592	1,629
Freddie Mac Pool #ZT1731 3.00% 2034[12]	127	130
Freddie Mac Pool #C92056 3.00% 2039[12]	24,812	25,425
Freddie Mac Pool #C92053 3.00% 2039[12]	6,836	7,005
Freddie Mac Pool #760012 2.975% 2045[6,12]	2,433	2,464
Freddie Mac Pool #760013 3.012% 2045[6,12]	2,195	2,225
Freddie Mac Pool #760014 3.479% 2045[6,12]	9,220	9,439
Freddie Mac Pool #G60344 4.00% 2045[12]	26,913	28,771
Freddie Mac Pool #G67701 3.00% 2046[12]	81,533	83,957
Freddie Mac Pool #G08791 3.00% 2047[12]	21,092	21,578
Freddie Mac Pool #G61733 3.00% 2047[12]	14,730	15,167
Freddie Mac Pool #760015 3.236% 2047[6,12]	7,887	7,968
Freddie Mac Pool #V84817 3.50% 2047[12]	333	343
Freddie Mac Pool #ZS4731 4.00% 2047[12]	22,598	23,697
Freddie Mac Pool #ZT2102 3.00% 2048[12]	178,860	182,194
Freddie Mac Pool #G08799 3.00% 2048[12]	28,941	29,574
Freddie Mac Pool #ZS4754 3.00% 2048[12]	13,131	13,411
Freddie Mac Pool #V84872 3.50% 2048[12]	1,801	1,855
Freddie Mac Pool #ZT1545 4.00% 2048[12]	71,317	73,962
Freddie Mac Pool #Q59000 4.00% 2048[12]	38,379	40,001
Freddie Mac Pool #G08854 5.00% 2048[12]	785	840
Freddie Mac Pool #V85471 3.50% 2049[12]	44,774	46,243
Freddie Mac Pool #V85284 3.50% 2049[12]	5,709	5,889
Freddie Mac Pool #ZN4802 4.00% 2049[12]	2,660	2,767
Freddie Mac Pool #ZT1858 4.50% 2049[12]	84,908	91,044
Freddie Mac Pool #ZA7160 4.50% 2049[12]	27,226	28,745
Freddie Mac Pool #ZA7009 4.50% 2049[12]	3,010	3,178
Freddie Mac, Series 2890, Class KT, 4.50% 2019[12]	—[1]	—[1]
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	511	557
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	4,824	5,534
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	3,621	3,947
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	2,120	2,342
Freddie Mac, Series 4582, Class GA, 3.75% 2052[6,12]	8,830	9,116
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	3,435	3,479
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,388
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[6,12]	6,940	7,536
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,518
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,483
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[6,12]	1,500	1,723
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,521
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	4,060	4,525
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	1,883	1,691
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	532	489
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	533	485
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	432	407
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	310	283
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[12]	59,952	62,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[12]	21,295	22,017
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	58,973	60,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,12]	51,215	52,348
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	5,938	6,076
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[6,12]	16,788	17,146
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	83,664	88,059
The Bond Fund of America — Page 31 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	$21,537	$22,465
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	13,401	14,083
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	12,174	12,986
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	44,072	46,124
Freddie Mac Seasoned Loan Structured Transaction, 2019-2, Class A1C, 2.75% 2029[8,12]	98,503	100,154
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	60,547	63,365
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	27,544	28,946
Government National Mortgage Assn. 2.50% 2028[12]	1,704	1,735
Government National Mortgage Assn. 5.00% 2035[12]	374	396
Government National Mortgage Assn. 6.50% 2038[12]	191	216
Government National Mortgage Assn. 5.00% 2039[12]	551	583
Government National Mortgage Assn. 4.50% 2040[12]	2,168	2,368
Government National Mortgage Assn. 5.50% 2040[12]	3,346	3,757
Government National Mortgage Assn. 4.50% 2041[12]	7,879	8,318
Government National Mortgage Assn. 4.50% 2041[12]	1,040	1,098
Government National Mortgage Assn. 4.50% 2041[12]	486	515
Government National Mortgage Assn. 4.50% 2041[12]	463	491
Government National Mortgage Assn. 5.00% 2041[12]	3,008	3,191
Government National Mortgage Assn. 3.50% 2042[12]	653	668
Government National Mortgage Assn. 3.50% 2043[12]	1,822	1,925
Government National Mortgage Assn. 4.00% 2045[12]	250	265
Government National Mortgage Assn. 3.00% 2047[12]	35,793	36,742
Government National Mortgage Assn. 3.00% 2047[12]	16,366	16,800
Government National Mortgage Assn. 3.50% 2048[12]	14,765	15,308
Government National Mortgage Assn. 3.50% 2048[12]	894	927
Government National Mortgage Assn. 3.50% 2048[12]	353	367
Government National Mortgage Assn. 4.00% 2048[12]	27,958	29,244
Government National Mortgage Assn. 3.00% 2049[12,13]	13,000	13,343
Government National Mortgage Assn. 3.50% 2049[12,13]	145,537	150,807
Government National Mortgage Assn. 4.00% 2049[12,13]	46,890	48,768
Government National Mortgage Assn. 4.50% 2049[12]	154,790	162,008
Government National Mortgage Assn. 4.50% 2049[12]	40,067	41,935
Government National Mortgage Assn. 4.50% 2049[12,13]	22,398	23,413
Government National Mortgage Assn. 4.50% 2049[12]	504	522
Government National Mortgage Assn. 5.00% 2049[12,13]	94,837	99,993
Government National Mortgage Assn. 5.00% 2049[12]	70,789	74,748
Government National Mortgage Assn. 5.00% 2049[12]	40,641	42,982
Government National Mortgage Assn. 5.00% 2049[12]	3,197	3,340
Government National Mortgage Assn. 5.20% 2064[12]	3	3
Government National Mortgage Assn. 6.64% 2064[12]	4	4
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	13,990	14,505
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	11,451	11,884
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	1,186	1,230
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[12]	48,380	51,086
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	533	565
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[12]	24,185	25,074
Government National Mortgage Assn. Pool #MA5762 3.50% 2049[12]	23,390	24,250
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[12]	225,859	235,017
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[12]	199,337	207,848
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[12]	93,210	97,666
Government National Mortgage Assn. Pool #MA6220 4.00% 2049[12]	55,115	57,637
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[12]	31,682	33,005
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[12]	208,218	218,761
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[12]	138,066	144,942
The Bond Fund of America — Page 32 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	$98,659	$103,944
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	56,933	59,588
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[12]	28,869	30,438
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	26,233	27,728
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[12]	1,872	1,960
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[12]	58,479	61,865
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[12]	39,985	42,452
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[12]	10,514	11,163
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	903	959
Government National Mortgage Assn. Pool #694836 5.644% 2059[12]	1	1
Government National Mortgage Assn. Pool #721648 4.874% 2061[12]	10	10
Government National Mortgage Assn. Pool #725879 4.992% 2061[12]	10	10
Government National Mortgage Assn. Pool #725876 5.008% 2061[12]	9	10
Government National Mortgage Assn. Pool #765136 5.047% 2061[12]	3	3
Government National Mortgage Assn. Pool #710085 5.109% 2061[12]	74	75
Government National Mortgage Assn. Pool #AC1008 4.477% 2063[12]	16	16
Government National Mortgage Assn. Pool #AG8238 5.012% 2064[12]	42	43
Government National Mortgage Assn. Pool #AE9612 4.934% 2065[12]	76	77
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.45% 2020[6,12]	337	337
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.532% 2020[6,12]	373	373
Uniform Mortgage-Backed Security 2.50% 2034[12,13]	235,898	237,948
Uniform Mortgage-Backed Security 3.00% 2034[12,13]	383,255	391,833
Uniform Mortgage-Backed Security 4.00% 2034[12,13]	20,564	21,396
Uniform Mortgage-Backed Security 3.00% 2049[12,13]	68,203	69,139
Uniform Mortgage-Backed Security 3.50% 2049[12,13]	79,143	81,198
Uniform Mortgage-Backed Security 3.50% 2049[12,13]	36,000	36,938
Uniform Mortgage-Backed Security 4.00% 2049[12,13]	438	454
Uniform Mortgage-Backed Security 4.50% 2049[12,13]	62,614	65,945
		8,944,750
Collateralized mortgage-backed obligations (privately originated) 0.52%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,6,12]	22,549	23,036
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.618% 2029[4,6,12]	5,715	5,728
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.461% 2045[4,6,12]	2,000	2,037
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[4,6,12]	500	511
Commercial Mortgage Trust, Series 2013 CR7, Class C, 4.206% 2046[4,6,12]	2,743	2,730
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,6,12]	170	185
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	243	278
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	81	93
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	1,139	1,232
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	508	530
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[4,6,12]	8,753	8,782
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,12]	23,521	25,226
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,12]	22,897	24,366
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.668% 2024[6,12]	663	665
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.218% 2024[6,12]	4,397	4,456
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.968% 2025[6,12]	4,052	4,087
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[4,6,12]	20,175	20,427
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,12]	7,260	7,303
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,12]	9,442	9,529
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.818% 2052[4,6,12]	8,945	8,974
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[4,12]	6,815	6,819
The Bond Fund of America — Page 33 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[4,6,12]	$3,502	$3,516
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[4,6,12]	11,918	12,024
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[4,6,12]	4,270	4,283
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[4,6,12]	3,630	3,638
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,6,12]	5,004	5,141
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[4,6,12]	30,188	30,723
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[4,6,12]	5,250	5,317
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.891% 2052[4,6,12]	18,590	18,655
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.438% 2037[6,12]	9,569	8,930
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.618% 2057[4,6,12]	1,528	1,526
		250,747
Commercial mortgage-backed securities 0.15%
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.906% 2047[6,12]	600	642
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	4,185
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,12]	9,991	10,266
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.512% 2044[4,6,12]	2,500	2,623
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.907% 2046[4,6,12]	1,600	1,638
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[4,6,12]	4,000	4,115
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.854% 2047[4,6,12]	2,500	2,577
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.9508% 2048[12]	3,500	3,698
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.77% 2048[6,12]	600	640
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,12]	13,304	13,936
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,12]	1,511	1,562
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.377% 2046[4,6,12]	2,700	2,645
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,12]	6,885	7,008
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,12]	4,950	5,107
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,6,12]	1,313	1,336
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]	6,190	6,471
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[6,12]	2,500	2,588
		71,037
Total mortgage-backed obligations		9,266,534
Asset-backed obligations 2.34%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,12]	11,729	11,734
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[4,12]	5,445	5,450
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,12]	9,175	9,211
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[12]	5,549	5,552
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[12]	799	801
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[12]	5,000	4,999
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[12]	6,030	6,077
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[12]	4,203	4,211
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.288% 2025[4,6,12]	5,014	5,015
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[12]	905	911
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[12]	1,160	1,180
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[12]	1,245	1,280
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	670
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[12]	22,205	22,194
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,6,12]	23,222	23,515
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[4,12]	2,269	2,270
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[4,12]	143	143
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,12]	934	935
The Bond Fund of America — Page 34 of 51

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,12]	$1,217	$1,220
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[4,12]	1,473	1,477
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,12]	6,800	6,812
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[4,12]	863	865
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[4,12]	1,240	1,247
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[4,12]	2,000	2,021
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,12]	2,570	2,610
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,12]	2,169	2,185
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,12]	2,025	2,051
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,12]	5,325	5,432
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 2.208% 2035[6,12]	1,873	1,827
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.168% 2037[6,12]	2,979	2,872
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.178% 2037[6,12]	4,547	4,405
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,12]	209	209
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,12]	365	365
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 2021[12]	234	234
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[12]	4,708	4,711
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[12]	325	326
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,12]	3,455	3,459
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[12]	1,765	1,767
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[12]	4,660	4,724
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[12]	3,970	4,009
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[12]	1,730	1,742
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[12]	134	135
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81% 2024[12]	70	71
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	12,690	12,820
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	8,760	8,959
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	6,139
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[4,12]	4,109	4,110
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[4,12]	11,156	11,168
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,12]	284	284
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[4,12]	3,757	3,770
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[4,12]	6,153	6,178
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[4,12]	415	420
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[4,12]	1,570	1,577
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[4,12]	4,547	4,551
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[4,12]	3,240	3,270
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,12]	5,090	5,097
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[4,12]	7,612	7,657
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[4,12]	135	137
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,12]	1,925	1,945
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,12]	2,870	2,891
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,12]	5,765	5,853
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,12]	6,800	6,954
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,12]	1,552	1,552
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[4,12]	1,708	1,708
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[4,12]	560	561
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[4,12]	520	520
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[4,12]	1,006	1,007
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[4,12]	292	293
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[4,12]	11,825	11,868
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[4,12]	6,264	6,288
The Bond Fund of America — Page 35 of 51

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[4,12]	$8,200	$8,243
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[4,12]	9,875	9,981
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,12]	15,200	15,312
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,12]	7,850	7,993
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,12]	9,000	9,099
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,12]	10,000	10,250
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[4,12]	1,574	1,587
Ford Credit Auto Owner Trust, Series 2014, Class A, 2.31% 2026[4,12]	14,293	14,293
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,12]	5,025	5,266
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,12]	114,460	121,187
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,12]	42,195	44,007
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	116,435	116,860
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[12]	10,713	10,754
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,12]	5,780	5,914
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,12]	12,200	12,146
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[12]	2,633	2,665
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[12]	765	773
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[12]	530	537
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[12]	1,815	1,858
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[12]	4,285	4,385
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[4,12]	17,000	16,996
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[4,12]	3,500	3,500
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 2.228% 2041[4,6,12]	963	923
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 2.228% 2041[4,6,12]	906	898
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,12]	13,235	13,582
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 2.948% 2035[6,12]	2,187	2,198
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[4,12]	8,335	8,477
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 3.328% 2027[4,6,12]	35,096	35,111
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 3.551% 2027[4,6,12]	19,965	19,982
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 3.11% 2024[4,12]	3,940	3,980
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.45% 2025[4,12]	2,435	2,468
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 2.148% 2036[6,12]	322	315
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[12]	1,924	1,926
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[12]	1,163	1,163
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[12]	12,011	12,023
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[12]	5,820	5,841
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[12]	1,663	1,665
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 3.18% 2024[12]	4,880	4,938
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.61% 2025[12]	4,975	5,078
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[4,12]	2,750	2,769
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 2023[4,12]	2,800	2,840
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.026% 2023[6,12]	14,257	14,126
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.176% 2023[6,12]	16,058	16,003
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.376% 2023[6,12]	3,864	3,853
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.776% 2023[6,12]	13,215	13,301
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.545% 2025[6,12]	4,135	4,014
The Bond Fund of America — Page 36 of 51

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.845% 2029[6,12]	$341	$334
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[4,12]	1,570	1,580
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.333% 2025[4,6,12]	32,787	32,823
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[12]	3,231	3,302
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,12]	2,752	2,771
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,12]	1,806	1,805
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,12]	5,782	5,964
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,12]	11,675	11,948
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[12]	17,281	17,302
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[12]	10,000	10,040
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[12]	9,946	10,080
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,12]	5,879	5,946
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[4,12]	2,500	2,504
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[4,12]	3,000	3,009
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[4,12]	8,352	8,361
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[4,12]	4,950	4,966
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.996% 2026[4,6,12]	4,601	4,602
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[4,12]	13,508	13,522
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[4,12]	1,653	1,654
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,12]	20,845	20,901
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[4,12]	4,950	4,967
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 3.06% 2023[4,12]	7,010	7,032
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,12]	1,040	1,046
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[4,12]	3,705	3,738
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[4,12]	400	405
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[12]	1,225	1,225
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[12]	19,195	19,644
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[12]	38,700	38,767
		1,121,819
Bonds & notes of governments & government agencies outside the U.S. 1.85%
Argentine Republic 6.875% 2021	3,075	1,526
Argentine Republic 7.50% 2026	5,625	2,510
Argentine Republic 6.875% 2027	2,200	930
Argentine Republic 8.28% 2033[7]	4,984	2,455
Argentine Republic 0% 2035	25,700	610
Argentine Republic 6.875% 2048	13,230	5,623
Banque Centrale de Tunisie 5.625% 2024	€3,000	3,181
Benin (Republic of) 5.75% 2026	1,200	1,345
Brazil (Federative Republic of) 10.00% 2025	BRL19,116	5,275
Brazil (Federative Republic of) 6.00% 2045[3]	55,510	18,417
Buenos Aires (City of) 8.95% 2021	$670	586
Costa Rica (Republic of) 7.00% 2044	2,178	2,167
Cote d’Ivoire (Republic of) 6.375% 2028[4]	7,275	7,469
Cote d’Ivoire (Republic of) 5.25% 2030	€950	1,043
Dominican Republic 7.50% 2021	$633	663
Dominican Republic 5.50% 2025[4]	10,380	10,977
Dominican Republic 5.50% 2025	1,640	1,734
Dominican Republic 6.875% 2026[4]	4,300	4,864
Dominican Republic 6.40% 2049[4]	1,648	1,759
Egypt (Arab Republic of) 5.577% 2023[4]	1,690	1,729
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,362
Egypt (Arab Republic of) 6.588% 2028[4]	$1,610	1,629
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,160
The Bond Fund of America — Page 37 of 51

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.50% 2047[4]	$2,245	$2,384
Gabonese Republic 6.375% 2024	2,010	1,984
Greece (Hellenic Republic of) 3.45% 2024	€31,180	38,116
Greece (Hellenic Republic of) 3.375% 2025	8,235	10,159
Greece (Hellenic Republic of) 3.75% 2028	220	287
Greece (Hellenic Republic of) 3.875% 2029	2,655	3,542
Guatemala (Republic of) 4.50% 2026	$1,700	1,757
Guatemala (Republic of) 4.375% 2027	3,975	4,064
Honduras (Republic of) 8.75% 2020	16,097	17,224
Honduras (Republic of) 7.50% 2024	3,330	3,705
Honduras (Republic of) 6.25% 2027[4]	1,400	1,521
India (Republic of) 8.60% 2028	INR1,015,200	15,875
India (Republic of) 7.61% 2030	2,386,030	35,333
India (Republic of) 7.88% 2030	1,667,000	25,233
Indonesia (Republic of) 3.75% 2022	$4,255	4,393
Indonesia (Republic of) 3.375% 2023	9,350	9,600
Iraq (Republic of) 5.80% 2028	5,150	5,035
Italy (Republic of) 2.10% 2026	€81,100	97,895
Japan, Series 20, 0.10% 2025[3]	¥8,627,500	82,345
Japan, Series 21, 0.10% 2026[3]	1,521,525	14,586
Japan, Series 22, 0.10% 2027[3]	2,238,060	21,568
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,419
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.618% 2020[6]	23,448	23,517
Japan Bank for International Cooperation 3.125% 2021	76,664	78,371
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,890	3,037
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	632
Kazakhstan (Republic of) 6.50% 2045[4]	2,250	3,277
Kenya (Republic of) 6.875% 2024[4]	6,425	6,793
Kenya (Republic of) 8.00% 2032[4]	800	841
Kenya (Republic of) 8.25% 2048[4]	330	338
Kuwait (State of) 2.75% 2022[4]	2,150	2,182
Morocco (Kingdom of) 4.25% 2022	5,400	5,659
Morocco (Kingdom of) 5.50% 2042	7,200	8,625
Nigeria (Republic of) 6.375% 2023	5,190	5,460
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,347
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,402
Pakistan (Islamic Republic of) 6.875% 2027	1,200	1,186
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,100	1,087
Panama (Republic of) 3.75% 2026[4]	1,585	1,676
Panama (Republic of) 4.50% 2047	1,290	1,532
Paraguay (Republic of) 4.625% 2023	1,500	1,581
Paraguay (Republic of) 5.00% 2026	4,485	4,900
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,721
Paraguay (Republic of) 4.70% 2027[4]	850	922
Paraguay (Republic of) 5.60% 2048[4]	1,980	2,297
Poland (Republic of) 3.25% 2026	6,600	7,026
Portuguese Republic 5.125% 2024	1,725	1,969
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	3,719	3,908
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,258
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	685	839
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	655	850
Qatar (State of) 3.875% 2023[4]	10,830	11,469
Qatar (State of) 4.50% 2028[4]	5,115	5,840
Romania 2.875% 2029	€1,400	1,726
Romania 3.50% 2034	6,485	8,204
The Bond Fund of America — Page 38 of 51

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 3.375% 2038	€2,200	$2,763
Romania 4.625% 2049	2,900	4,111
Russian Federation 7.00% 2023	RUB111,000	1,733
Russian Federation 4.375% 2029	$4,000	4,287
Russian Federation 8.50% 2031	RUB37,360	644
Russian Federation 7.70% 2033	10,350	168
Russian Federation 7.25% 2034	55,290	861
Russian Federation 5.10% 2035[4]	$800	907
Saudi Arabia (Kingdom of) 2.375% 2021[4]	750	752
Saudi Arabia (Kingdom of) 4.00% 2025[4]	1,740	1,867
Saudi Arabia (Kingdom of) 3.25% 2026[4]	4,170	4,314
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	3,303
Saudi Arabia (Kingdom of) 3.625% 2028	1,800	1,911
Senegal (Republic of) 4.75% 2028	€4,000	4,540
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	680
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	803
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	5,942
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	955	893
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	320	306
Turkey (Republic of) 4.25% 2026	9,300	8,408
Turkey (Republic of) 4.875% 2026	3,580	3,320
Turkey (Republic of) 8.00% 2034	1,250	1,383
Turkey (Republic of) 6.00% 2041	2,820	2,535
Ukraine Government 7.75% 2021	7,900	8,239
Ukraine Government 6.75% 2026	€3,905	4,600
United Kingdom 0.125% 2041[3]	£11,030	23,376
United Mexican States 5.75% 2110	$2,200	2,537
United Mexican States, Series M, 8.00% 2023	MXN1,540,000	81,764
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	5,149
		885,607
Municipals 1.35% Illinois 0.73%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$54,315	60,052
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,345	15,900
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,460	6,268
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	7,760	9,890
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	45,404	47,538
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	138,545	150,183
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,766
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,340
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,517
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,360
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,960	8,209
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	830
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,376
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	7,003
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,069
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,845
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,249
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,163
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	436	455
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.58% 2050 (put 2025)[6]	6,275	6,321
The Bond Fund of America — Page 39 of 51

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	$1,140	$1,213
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,410
		349,957
Washington 0.14%
G.O. Bonds, Series 2020-A, 5.00% 2042	32,595	40,929
G.O. Bonds, Series 2020-A, 5.00% 2043	20,000	25,069
		65,998
New York 0.12%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	8,755	10,838
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	17,690	21,816
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,010	2,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 4.00% 2040	10,840	12,396
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-A-3, 4.00% 2043	10,000	11,368
		58,507
Texas 0.10%
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2049	20,500	22,737
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,789
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2054	15,000	16,775
		46,301
California 0.09%
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2050	37,100	44,774
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	790	793
		45,567
Michigan 0.04%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	5,105	5,213
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	14,640	15,365
		20,578
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,603
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,624
		13,227
Tennessee 0.02%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	1,180	1,239
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	750	780
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,155	3,311
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	3,915	4,124
		9,454
Minnesota 0.02%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,800	5,054
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	620	649
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,020	3,142
		8,845
The Bond Fund of America — Page 40 of 51

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Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.01%	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	$885	$943
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	3,860	4,041
		4,984
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,095	1,136
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	3,400	3,566
		4,702
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,860	1,951
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,525	2,629
		4,580
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,995	4,140
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	3,425	3,554
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,910	2,989
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,280	1,332
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,155	1,210
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,080	1,137
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	930	988
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	825	859
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	760	798
Total municipals		649,707
Total bonds, notes & other debt instruments (cost: $44,065,297,000)		45,469,706
The Bond Fund of America — Page 41 of 51

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Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[4]	6,250	$4,094
		4,094
Consumer discretionary 0.00%
Neiman Marcus Group, Inc., preferred shares[4,14]	1,058,540	984
		984
Total preferred securities (cost: $6,349,000)		5,078
Common stocks 0.01% Health care 0.01%
Rotech Healthcare Inc.[8,9,14,15]	342,069	4,789
Information technology 0.00%
Corporate Risk Holdings I, Inc.[8,9,14]	188,850	22
Total common stocks (cost: $12,646,000)		4,811
Short-term securities 7.56% Money market investments 7.50%
Capital Group Central Cash Fund 2.07%[16]	36,039,509	3,603,591
Other short-term securities 0.06%	Principal amount (000)
Nigerian Treasury Bills 12.14%-14.31% due 10/3/2019-2/27/2020	NGN10,458,000	27,556
Total short-term securities (cost: $3,631,211,000)		3,631,147
Total investment securities 102.29% (cost: $47,715,503,000)		49,110,742
Other assets less liabilities (2.29)%		(1,098,095)
Net assets 100.00%		$48,012,647
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 9/30/2019[18] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
30 Day Federal Funds Futures	Long	2,048	January 2020	$853,402	$839,875	$(814)
90 Day Euro Dollar Futures	Long	3,789	December 2019	947,250	928,684	(1,417)
90 Day Euro Dollar Futures	Long	1,222	March 2020	305,500	300,398	(244)
90 Day Euro Dollar Futures	Short	3,789	December 2020	(947,250)	(933,278)	1,191
90 Day Euro Dollar Futures	Short	6,787	March 2021	(1,696,750)	(1,673,081)	(5,794)
2 Year U.S. Treasury Note Futures	Long	77,144	January 2020	15,428,800	16,624,532	(39,981)
5 Year Euro-Bobl Futures	Long	865	December 2019	€86,500	127,892	(896)
5 Year U.S. Treasury Note Futures	Long	41,154	January 2020	$4,115,400	4,903,435	(22,197)
10 Year U.S. Treasury Note Futures	Long	24,740	December 2019	2,474,000	3,223,931	(23,078)
10 Year Ultra U.S. Treasury Note Futures	Short	8,783	December 2019	(878,300)	(1,250,754)	13,583
20 Year U.S. Treasury Bond Futures	Long	1,401	December 2019	140,100	227,400	(4,146)
The Bond Fund of America — Page 42 of 51

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Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 9/30/2019[18] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
30 Year Euro-Buxl Futures	Long	276	December 2019	€27,600	$65,430	$(572)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,051	December 2019	$405,100	777,412	(14,212)
						$(98,577)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD2,107	EUR1,895	Goldman Sachs	10/3/2019	$41
USD27,236	JPY2,891,581	JPMorgan Chase	10/4/2019	487
USD11,618	SEK112,000	JPMorgan Chase	10/4/2019	237
USD5,569	EUR5,014	Bank of America, N.A.	10/4/2019	102
GBP2,060	USD2,526	Bank of America, N.A.	10/4/2019	7
USD454	GBP370	Bank of America, N.A.	10/4/2019	(1)
USD4,278	CAD5,682	JPMorgan Chase	10/4/2019	(11)
USD19,278	SGD26,700	JPMorgan Chase	10/4/2019	(41)
USD7,738	MXN154,000	Citibank	10/4/2019	(60)
USD31,873	MXN634,296	Citibank	10/4/2019	(248)
USD27,888	JPY2,954,000	Morgan Stanley	10/7/2019	555
USD2,549	EUR2,285	Bank of America, N.A.	10/7/2019	57
USD1,209	EUR1,100	Citibank	10/7/2019	9
CAD250	USD188	Goldman Sachs	10/7/2019	—[1]
EUR10,702	NOK106,800	JPMorgan Chase	10/7/2019	(70)
JPY816,191	USD7,687	Citibank	10/7/2019	(135)
USD11,121	MXN222,520	Goldman Sachs	10/7/2019	(142)
USD4,816	EUR4,326	JPMorgan Chase	10/8/2019	98
USD2,912	AUD4,300	JPMorgan Chase	10/8/2019	9
USD32,922	EUR29,931	Citibank	10/9/2019	276
AUD21,724	USD14,648	Goldman Sachs	10/9/2019	19
USD18,513	GBP15,330	JPMorgan Chase	10/9/2019	(343)
JPY1,769,000	USD16,753	Citibank	10/9/2019	(382)
EUR22,612	MXN500,000	Citibank	10/9/2019	(634)
USD65,707	INR4,748,500	JPMorgan Chase	10/10/2019	(1,226)
AUD23,900	USD16,405	Morgan Stanley	10/16/2019	(264)
USD3,414	INR245,150	HSBC Bank	10/18/2019	(38)
USD5,996	KRW7,100,000	JPMorgan Chase	10/21/2019	57
EUR205	USD227	JPMorgan Chase	10/21/2019	(3)
USD3,857	INR277,800	JPMorgan Chase	10/21/2019	(53)
COP80,099,000	USD23,820	Citibank	10/21/2019	(826)
EUR66,325	USD73,372	HSBC Bank	10/21/2019	(956)
USD25,891	MXN504,000	HSBC Bank	10/22/2019	453
USD5,714	EUR5,156	Standard Chartered Bank	10/22/2019	84
USD127,520	EUR115,000	Morgan Stanley	10/24/2019	1,928
JPY3,381,918	USD31,342	Citibank	10/24/2019	(9)
USD35,345	MXN691,600	HSBC Bank	10/25/2019	458
CAD5,432	USD4,088	UBS AG	10/25/2019	13
USD635	EUR575	HSBC Bank	10/25/2019	7
The Bond Fund of America — Page 43 of 51

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
KRW323,913,000	USD270,987	Standard Chartered Bank	10/29/2019	$39
USD693	INR49,350	JPMorgan Chase	10/29/2019	(1)
USD21,062	KRW25,175,000	JPMorgan Chase	10/29/2019	(3)
USD17,730	BRL74,070	Goldman Sachs	10/29/2019	(57)
USD2,065	MXN41,200	Citibank	11/15/2019	(6)
				$(573)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
2.2125%	U.S. EFFR	10/30/2019	$12,053,300	$3,272	$—	$3,272
2.24%	U.S. EFFR	10/30/2019	5,541,900	1,627	—	1,627
U.S. EFFR	1.7645%	1/29/2020	10,290,000	(1,927)	—	(1,927)
U.S. EFFR	1.7885%	1/29/2020	12,628,500	(2,775)	—	(2,775)
U.S. EFFR	2.0135%	1/29/2020	13,091,900	(6,862)	—	(6,862)
U.S. EFFR	2.0675%	1/29/2020	15,272,000	(9,121)	—	(9,121)
U.S. EFFR	1.846%	6/7/2020	425,000	(370)	—	(370)
1.755%	U.S. EFFR	6/21/2020	425,000	210	—	210
2.898%	3-month USD-LIBOR	8/3/2020	155,000	1,278	—	1,278
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(1,650)	—	(1,650)
U.S. EFFR	2.429%	12/27/2020	79,500	(871)	—	(871)
2.3755%	U.S. EFFR	2/6/2021	538,000	6,136	—	6,136
2.346%	U.S. EFFR	2/26/2021	118,000	1,359	—	1,359
2.386%	U.S. EFFR	3/8/2021	2,367,015	29,323	—	29,323
2.37%	U.S. EFFR	3/8/2021	835,000	10,153	—	10,153
3-month USD-LIBOR	2.624%	3/8/2021	770,000	(9,796)	—	(9,796)
2.1125%	U.S. EFFR	3/28/2021	382,000	3,447	—	3,447
2.103%	U.S. EFFR	3/28/2021	297,000	2,638	—	2,638
3-month USD-LIBOR	2.357%	3/28/2021	87,000	(823)	—	(823)
3-month USD-LIBOR	2.367%	3/28/2021	1,386,800	(13,326)	—	(13,326)
U.S. EFFR	2.0775%	4/1/2021	114,500	(984)	—	(984)
3-month USD-LIBOR	2.348%	4/1/2021	1,771,000	(16,580)	—	(16,580)
2.197%	U.S. EFFR	4/15/2021	1,169,000	12,623	—	12,623
2.19875%	U.S. EFFR	5/7/2021	367,600	4,242	—	4,242
2.08125%	U.S. EFFR	5/23/2021	159,000	1,619	—	1,619
3-month USD-LIBOR	2.312%	5/23/2021	318,000	(3,208)	—	(3,208)
3-month USD-LIBOR	2.2045%	5/28/2021	14,000	(118)	—	(118)
1.7775%	3-month USD-LIBOR	6/21/2021	1,047,900	1,687	—	1,687
1.8685%	3-month USD-LIBOR	7/12/2021	331,000	1,161	—	1,161
1.6325%	U.S. EFFR	7/18/2021	360,000	1,463	—	1,463
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	(488)	—	(488)
3-month USD-LIBOR	1.217%	9/22/2021	44,000	366	—	366
3-month USD-LIBOR	1.225%	9/22/2021	44,000	359	—	359
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	3,905	—	3,905
3-month USD-LIBOR	1.25%	9/23/2021	430,000	3,304	—	3,304
3-month USD-LIBOR	1.225%	9/23/2021	346,500	2,831	—	2,831
The Bond Fund of America — Page 44 of 51

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
3-month USD-LIBOR	1.2796%	10/11/2021	$345,000	$2,433	$—	$2,433
2.326%	U.S. EFFR	1/2/2022	1,450,000	31,065	—	31,065
8.54%	28-day MXN-TIIE	1/6/2022	MXN884,158	1,853	—	1,853
2.176%	U.S. EFFR	1/7/2022	$710,000	12,885	—	12,885
8.44%	28-day MXN-TIIE	1/7/2022	MXN995,842	1,983	—	1,983
3-month USD-LIBOR	2.362%	4/11/2022	$13,000	(250)	—	(250)
2.197%	U.S. EFFR	4/18/2022	369,200	7,871	—	7,871
3-month USD-LIBOR	2.321%	5/2/2022	469,700	(8,765)	—	(8,765)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	373	—	373
1.8475%	3-month USD-LIBOR	7/11/2022	$210,200	1,597	—	1,597
2.5775%	U.S. EFFR	7/16/2022	1,001,820	14,178	—	14,178
3-month USD-LIBOR	1.948%	7/28/2022	630,000	(6,635)	—	(6,635)
2.80%	3-month USD-LIBOR	9/2/2022	785,000	21,055	—	21,055
2.009%	3-month USD-LIBOR	10/4/2022	272,000	3,636	—	3,636
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	1,821	—	1,821
3-month USD-LIBOR	2.7454%	3/8/2023	725,000	(29,355)	—	(29,355)
3-month USD-LIBOR	2.733%	3/8/2023	775,000	(31,058)	—	(31,058)
3-month USD-LIBOR	2.9415%	5/14/2023	22,700	(1,128)	—	(1,128)
2.5815%	U.S. EFFR	5/25/2023	459,000	21,230	—	21,230
1.615%	3-month USD-LIBOR	8/18/2023	270,000	1,116	—	1,116
3-month USD-LIBOR	3.0965%	10/31/2023	261,895	(16,364)	—	(16,364)
3-month USD-LIBOR	3.09009%	10/31/2023	263,410	(16,392)	—	(16,392)
U.S. EFFR	2.4435%	12/20/2023	62,076	(2,991)	—	(2,991)
U.S. EFFR	2.45375%	12/20/2023	556,063	(27,033)	—	(27,033)
U.S. EFFR	2.4325%	12/21/2023	138,000	(6,589)	—	(6,589)
2.21875%	U.S. EFFR	3/14/2024	349,000	14,238	—	14,238
3-month USD-LIBOR	2.18075%	3/29/2024	74,400	(2,163)	—	(2,163)
3-month USD-LIBOR	2.194%	3/29/2024	74,900	(2,221)	—	(2,221)
3-month USD-LIBOR	2.21875%	3/29/2024	78,700	(2,418)	—	(2,418)
3-month USD-LIBOR	2.221%	4/1/2024	63,000	(1,946)	—	(1,946)
3-month USD-LIBOR	2.30%	4/2/2024	50,000	(1,717)	—	(1,717)
2.314%	3-month USD-LIBOR	5/9/2024	571,400	20,399	—	20,399
3-month USD-LIBOR	2.293%	5/10/2024	73,450	(2,555)	—	(2,555)
7.79%	28-day MXN-TIIE	5/31/2024	MXN1,150,000	3,042	—	3,042
3-month USD-LIBOR	1.93%	6/12/2024	$22,250	(423)	—	(423)
3-month USD-LIBOR	1.7935%	7/12/2024	135,000	(1,765)	—	(1,765)
2.768%	3-month USD-LIBOR	1/29/2025	230,000	5,727	—	5,727
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(2,110)	—	(2,110)
2.524%	3-month USD-LIBOR	4/14/2025	$123,000	6,345	—	6,345
3-month USD-LIBOR	1.867%	7/11/2025	297,400	(3,536)	—	(3,536)
2.354%	3-month USD-LIBOR	9/25/2025	420,000	18,307	—	18,307
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(2,172)	—	(2,172)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(1,549)	—	(1,549)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	(1,824)	—	(1,824)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(1,648)	—	(1,648)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	309	—	309
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	152	—	152
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	293	—	293
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	91	—	91
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	153	—	153
The Bond Fund of America — Page 45 of 51

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	$(3,892)	$—	$(3,892)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	1,785	—	1,785
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(2,309)	—	(2,309)
28-day MXN-TIIE	7.47%	4/5/2027	290,000	(724)	—	(724)
28-day MXN-TIIE	7.625%	5/20/2027	410,000	(1,224)	—	(1,224)
28-day MXN-TIIE	7.865%	12/8/2027	189,000	(725)	—	(725)
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	(2,988)	—	(2,988)
2.91%	3-month USD-LIBOR	2/1/2028	88,800	5,650	—	5,650
2.908%	3-month USD-LIBOR	2/1/2028	88,900	5,649	—	5,649
2.925%	3-month USD-LIBOR	2/1/2028	71,100	4,574	—	4,574
2.92%	3-month USD-LIBOR	2/2/2028	67,200	4,307	—	4,307
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(4,849)	—	(4,849)
U.S. EFFR	2.5065%	3/22/2028	203,000	(19,704)	—	(19,704)
U.S. EFFR	2.535%	3/23/2028	156,100	(15,517)	—	(15,517)
U.S. EFFR	2.471%	3/27/2028	190,100	(17,930)	—	(17,930)
U.S. EFFR	2.4575%	3/29/2028	224,497	(20,940)	—	(20,940)
U.S. EFFR	2.424%	3/30/2028	189,960	(17,207)	—	(17,207)
U.S. EFFR	2.412%	4/5/2028	86,343	(7,750)	—	(7,750)
2.919%	3-month USD-LIBOR	7/16/2028	89,800	10,211	—	10,211
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	(5,943)	—	(5,943)
3-month USD-LIBOR	2.724%	2/5/2029	$301,173	(30,732)	—	(30,732)
3-month USD-LIBOR	2.7435%	2/6/2029	301,183	(31,269)	—	(31,269)
3-month USD-LIBOR	2.3665%	3/27/2029	65,000	(4,662)	—	(4,662)
3-month USD-LIBOR	2.4775%	4/4/2029	24,000	(1,961)	—	(1,961)
3-month USD-LIBOR	2.493%	4/8/2029	27,500	(2,286)	—	(2,286)
3-month USD-LIBOR	2.566%	4/24/2029	45,000	(4,044)	—	(4,044)
3-month USD-LIBOR	2.5525%	4/25/2029	36,400	(3,228)	—	(3,228)
3-month USD-LIBOR	1.9675%	6/21/2029	83,000	(3,021)	—	(3,021)
3-month USD-LIBOR	1.995%	7/19/2029	27,500	(1,075)	—	(1,075)
3-month USD-LIBOR	1.62105%	8/7/2029	169,000	(793)	—	(793)
1.63521%	3-month USD-LIBOR	8/8/2029	77,090	464	—	464
6.89%	28-day MXN-TIIE	8/9/2029	MXN197,300	66	—	66
3-month USD-LIBOR	2.679%	4/14/2030	$65,500	(6,822)	—	(6,822)
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(21,351)	—	(21,351)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	(19,539)	—	(19,539)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	(1,431)	—	(1,431)
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	(5,484)	—	(5,484)
2.523%	3-month USD-LIBOR	12/8/2035	5,000	621	—	621
2.432%	3-month USD-LIBOR	9/21/2037	2,000	237	—	237
3-month USD-LIBOR	2.986%	2/1/2038	43,100	(4,109)	—	(4,109)
3-month USD-LIBOR	2.963%	2/1/2038	53,100	(4,961)	—	(4,961)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	(4,978)	—	(4,978)
3-month USD-LIBOR	2.967%	2/2/2038	41,500	(3,891)	—	(3,891)
2.987%	3-month USD-LIBOR	2/7/2038	37,000	7,755	—	7,755
3.193%	3-month USD-LIBOR	5/21/2038	45,000	11,065	—	11,065
3.062%	3-month USD-LIBOR	7/31/2038	23,500	5,317	—	5,317
2.835%	3-month USD-LIBOR	1/10/2039	21,500	4,126	—	4,126
6-month GBP-LIBOR	1.5872%	2/5/2039	£4,250	(855)	—	(855)
6-month GBP-LIBOR	1.5877%	2/5/2039	7,300	(1,470)	—	(1,470)
2.874%	3-month USD-LIBOR	2/6/2039	$13,900	2,765	—	2,765
The Bond Fund of America — Page 46 of 51

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
2.7055%	3-month USD-LIBOR	4/17/2039	$41,900	$7,201	$—	$7,201
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(9,378)	—	(9,378)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(4,926)	—	(4,926)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(7,306)	—	(7,306)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(7,095)	—	(7,095)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(22,877)	—	(22,877)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(2,456)	—	(2,456)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(2,650)	—	(2,650)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(8,602)	—	(8,602)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(2,278)	—	(2,278)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	543	—	543
U.S. EFFR	2.166%	10/23/2047	55,000	(8,774)	—	(8,774)
U.S. EFFR	2.172%	11/8/2047	30,000	(4,828)	—	(4,828)
U.S. EFFR	2.145%	11/9/2047	33,500	(5,180)	—	(5,180)
U.S. EFFR	2.155%	11/10/2047	18,850	(2,959)	—	(2,959)
U.S. EFFR	2.153%	11/10/2047	33,500	(5,243)	—	(5,243)
U.S. EFFR	2.17%	11/13/2047	34,150	(5,480)	—	(5,480)
U.S. EFFR	2.5635%	2/12/2048	135,836	(34,382)	—	(34,382)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	2,466	—	2,466
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	2,432	—	2,432
U.S. EFFR	2.4615%	3/15/2048	8,400	(1,929)	—	(1,929)
U.S. EFFR	2.485%	3/15/2048	8,400	(1,976)	—	(1,976)
2.917%	3-month USD-LIBOR	3/16/2048	16,700	4,658	—	4,658
U.S. EFFR	2.425%	3/16/2048	16,700	(3,693)	—	(3,693)
U.S. EFFR	2.505%	3/22/2048	14,700	(3,529)	—	(3,529)
U.S. EFFR	2.51375%	3/22/2048	16,300	(3,946)	—	(3,946)
U.S. EFFR	2.40875%	4/13/2048	61,900	(13,482)	—	(13,482)
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	1,941	—	1,941
U.S. EFFR	2.43625%	4/19/2048	60,300	(13,531)	—	(13,531)
U.S. EFFR	2.445%	6/4/2048	31,400	(7,141)	—	(7,141)
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	21,665	—	21,665
3.236%	3-month USD-LIBOR	10/31/2048	16,250	5,842	—	5,842
3-month USD-LIBOR	2.8755%	1/31/2049	157,500	(43,406)	—	(43,406)
2.7065%	3-month USD-LIBOR	5/2/2049	63,800	15,102	—	15,102
3-month USD-LIBOR	2.641%	5/9/2049	127,500	(28,198)	—	(28,198)
2.5625%	3-month USD-LIBOR	5/15/2049	125,200	25,347	—	25,347
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(2,306)	—	(2,306)
					$—	$(343,777)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$328,243	$(23,411)	$(21,313)	$(2,098)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	1,705,285	(33,901)	(35,038)	1,137
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	38,800	(2,603)	(2,580)	(22)
					$(58,931)	$(983)
The Bond Fund of America — Page 47 of 51

unaudited
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $383,226,000, which represented .80% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,594,745,000, which represented 9.57% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $114,781,000, which represented .24% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $22,588,000, which represented .05% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear on the following page.
[16]	Rate represents the seven-day yield at 9/30/2019.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$4,789.01%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Bond Fund of America — Page 48 of 51

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $29,657,459,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,374,496,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $160,451,137,000 and $1,813,009,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Bond Fund of America — Page 49 of 51

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$19,544,162	$—	$19,544,162
Corporate bonds & notes	—	13,992,061	9,816	14,001,877
Mortgage-backed obligations	—	9,266,534	—	9,266,534
Asset-backed obligations	—	1,121,819	—	1,121,819
Bonds & notes of governments & government agencies outside the U.S.	—	885,607	—	885,607
Municipals	—	649,707	—	649,707
Preferred securities	—	5,078	—	5,078
Common stocks	—	—	4,811	4,811
Short-term securities	3,603,591	27,556	—	3,631,147
Total	$3,603,591	$45,492,524	$14,627	$49,110,742
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,774	$—	$—	$14,774
Unrealized appreciation on open forward currency contracts	—	4,936	—	4,936
Unrealized appreciation on interest rate swaps	—	436,944	—	436,944
Unrealized appreciation on credit default swaps	—	1,137	—	1,137
Liabilities:
Unrealized depreciation on futures contracts	(113,351)	—	—	(113,351)
Unrealized depreciation on open forward currency contracts	—	(5,509)	—	(5,509)
Unrealized depreciation on interest rate swaps	—	(780,721)	—	(780,721)
Unrealized depreciation on credit default swaps	—	(2,120)	—	(2,120)
Total	$(98,577)	$(345,333)	$—	$(443,910)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The Bond Fund of America — Page 50 of 51

unaudited
Key to abbreviations and symbols
Agcy. = Agency	ICE = Intercontinental Exchange, Inc.
AMT = Alternative Minimum Tax	INR = Indian rupees
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NGN = Nigerian naira
COP = Colombian pesos	NOK = Norwegian kroner
Dept. = Department	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Dist. = District	RUB = Russian rubles
Econ. = Economic	SEK = Swedish kronor
EFFR = Effective Federal Funds Rate	SGD = Singapore dollars
EUR/€ = Euros	SIFMA = Securities Industry and Financial Markets Association
Fac. = Facility	SOFR = Secured Overnight Financing Rate
Facs. = Facilities	TBA = To-be-announced
Fin. = Finance	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-008-1119O-S73111	The Bond Fund of America — Page 51 of 51